UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2013

ITEM 1.  REPORTS TO STOCKHOLDERS.

JANUARY 31, 2013

LIVESTRONG® Income Portfolio

LIVESTRONG® 2015 Portfolio

LIVESTRONG® 2020 Portfolio

LIVESTRONG® 2025 Portfolio

LIVESTRONG® 2030 Portfolio

LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio

LIVESTRONG® 2045 Portfolio

LIVESTRONG® 2050 Portfolio

LIVESTRONG® 2055 Portfolio

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Characteristics	15
Shareholder Fee Examples	17
Schedule of Investments	24
Statement of Assets and Liabilities	29
Statement of Operations	33
Statement of Changes in Net Assets	37
Notes to Financial Statements	42
Financial Highlights	66
Additional Information	95

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from July 31, 2012 to January 31, 2013 reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 18.60% for the six-month period, compared with 9.91% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury securities indices generally retreated. The 10-year U.S. Treasury yield rose from 1.47% to 1.99%.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

            Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

Performance

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	5.51%	9.01%	4.81%	5.63%	8/31/04
Russell 3000 Index	—	11.24%	16.90%	4.44%	6.40%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.44%	5.21%	—
Institutional Class	ATTIX	5.62%	9.23%	5.02%	5.83%	8/31/04
A Class(2) No sales charge* With sales charge*	ARTAX	5.46% -0.63%	8.74% 2.49%	4.54% 3.31%	5.37% 4.63%	8/31/04
C Class No sales charge* With sales charge*	ATTCX	5.03% 4.03%	7.93% 7.93%	— —	7.56% 7.56%	3/1/10
R Class	ARSRX	5.32%	8.48%	4.28%	5.10%	8/31/04

*	Sales charges include initial sales chars and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	5.74%	9.31%	4.57%	6.17%	8/31/04
Russell 3000 Index	—	11.24%	16.90%	4.44%	6.40%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.44%	5.21%	—
Institutional Class	ARNIX	5.87%	9.52%	4.79%	6.39%	8/31/04
A Class(2) No sales charge* With sales charge*	ARFAX	5.65% -0.45%	9.04% 2.80%	4.31% 3.08%	5.91% 5.17%	8/31/04
C Class No sales charge* With sales charge*	AFNCX	5.28% 4.28%	8.20% 8.20%	— —	7.87% 7.87%	3/1/10
R Class	ARFRX	5.56%	8.76%	4.05%	5.65%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	6.46%	10.08%	4.41%	5/30/08
Russell 3000 Index	—	11.24%	16.90%	4.05%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.94%	—
Institutional Class	ARBSX	6.57%	10.30%	4.61%	5/30/08
A Class(2) No sales charge* With sales charge*	ARBMX	6.29% 0.16%	9.70% 3.37%	4.13% 2.82%	5/30/08
C Class No sales charge* With sales charge*	ARNCX	5.87% 4.87%	8.95% 8.95%	8.30% 8.30%	3/1/10
R Class	ARBRX	6.12%	9.43%	3.88%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	7.03%	10.67%	4.47%	6.56%	8/31/04
Russell 3000 Index	—	11.24%	16.90%	4.44%	6.40%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.44%	5.21%	—
Institutional Class	ARWFX	7.16%	10.90%	4.67%	6.77%	8/31/04
A Class(2) No sales charge* With sales charge*	ARWAX	6.93% 0.78%	10.49% 4.17%	4.21% 2.98%	6.30% 5.55%	8/31/04
C Class No sales charge* With sales charge*	ARWCX	6.54% 5.54%	9.63% 9.63%	— —	8.67% 8.67%	3/1/10
R Class	ARWRX	6.75%	10.12%	3.95%	6.03%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	7.73%	11.36%	3.89%	5/30/08
Russell 3000 Index	—	11.24%	16.90%	4.05%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.94%	—
Institutional Class	ARCSX	7.94%	11.70%	4.09%	5/30/08
A Class(2) No sales charge* With sales charge*	ARCMX	7.67% 1.51%	11.21% 4.84%	3.61% 2.31%	5/30/08
C Class No sales charge* With sales charge*	ARWOX	7.25% 6.25%	10.33% 10.33%	8.97% 8.97%	3/1/10
R Class	ARCRX	7.50%	10.81%	3.36%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	8.56%	12.24%	4.13%	6.80%	8/31/04
Russell 3000 Index	—	11.24%	16.90%	4.44%	6.40%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.44%	5.21%	—
Institutional Class	ARLIX	8.69%	12.55%	4.34%	7.02%	8/31/04
A Class(2) No sales charge* With sales charge*	ARYAX	8.46% 2.22%	11.96% 5.49%	3.87% 2.65%	6.54% 5.79%	8/31/04
C Class No sales charge* With sales charge*	ARLCX	7.97% 6.97%	11.19% 11.19%	— —	9.42% 9.42%	3/1/10
R Class	ARYRX	8.27%	11.77%	3.61%	6.28%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	9.39%	13.12%	3.88%	5/30/08
Russell 3000 Index	—	11.24%	16.90%	4.05%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.94%	—
Institutional Class	ARDSX	9.40%	13.36%	4.07%	5/30/08
A Class(2) No sales charge* With sales charge*	ARDMX	9.12% 2.83%	12.85% 6.34%	3.61% 2.31%	5/30/08
C Class No sales charge* With sales charge*	ARNOX	8.81% 7.81%	11.98% 11.98%	9.86% 9.86%	3/1/10
R Class	ARDRX	9.06%	12.56%	3.36%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	9.85%	13.66%	4.04%	6.94%	8/31/04
Russell 3000 Index	—	11.24%	16.90%	4.44%	6.40%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.44%	5.21%	—
Institutional Class	AOOIX	9.90%	13.79%	4.23%	7.15%	8/31/04
A Class(2) No sales charge* With sales charge*	AROAX	9.67% 3.38%	13.38% 6.83%	3.76% 2.55%	6.67% 5.92%	8/31/04
C Class No sales charge* With sales charge*	AROCX	9.25% 8.25%	12.50% 12.50%	— —	10.08% 10.08%	3/1/10
R Class	ARORX	9.47%	13.00%	3.50%	6.40%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	10.17%	13.90%	3.33%	5/30/08
Russell 3000 Index	—	11.24%	16.90%	4.05%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.94%	—
Institutional Class	ARFSX	10.27%	14.24%	3.55%	5/30/08
A Class(2) No sales charge* With sales charge*	ARFMX	10.00% 3.71%	13.73% 7.23%	3.07% 1.78%	5/30/08
C Class No sales charge* With sales charge*	ARFDX	9.59% 8.59%	12.84% 12.84%	10.24% 10.24%	3/1/10
R Class	ARFWX	9.83%	13.33%	2.82%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
LIVESTRONG 2055 Portfolio
Investor Class	AREVX	10.29%	14.21%	7.14%	3/31/11
Russell 3000 Index	—	11.24%	16.90%	8.71%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.90%	—
Institutional Class	ARENX	10.40%	14.44%	7.34%	3/31/11
A Class No sales charge* With sales charge*	AREMX	10.13% 3.80%	13.82% 7.28%	6.83% 3.45%	3/31/11
C Class No sales charge* With sales charge*	AREFX	9.72% 8.72%	13.07% 13.07%	6.07% 6.07%	3/31/11
R Class	AREOX	9.96%	13.53%	6.58%	3/31/11

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
LIVESTRONG Income Portfolio	0.77%	0.57%	1.02%	1.77%	1.27%
LIVESTRONG 2015 Portfolio	0.80%	0.60%	1.05%	1.80%	1.30%
LIVESTRONG 2020 Portfolio	0.83%	0.63%	1.08%	1.83%	1.33%
LIVESTRONG 2025 Portfolio	0.86%	0.66%	1.11%	1.86%	1.36%
LIVESTRONG 2030 Portfolio	0.88%	0.68%	1.13%	1.88%	1.38%
LIVESTRONG 2035 Portfolio	0.91%	0.71%	1.16%	1.91%	1.41%
LIVESTRONG 2040 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%
LIVESTRONG 2045 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%
LIVESTRONG 2050 Portfolio	1.00%	0.80%	1.25%	2.00%	1.50%
LIVESTRONG 2055 Portfolio	1.01%	0.81%	1.26%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2013
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.3%
NT Equity Growth Fund	10.0%	9.7%	9.5%	9.2%	9.2%
NT Growth Fund	6.5%	7.0%	7.9%	9.5%	11.2%
NT Large Company Value Fund	11.0%	11.0%	11.3%	11.5%	12.3%
NT Mid Cap Value Fund	4.0%	4.3%	5.1%	5.5%	5.3%
NT Small Company Fund	2.0%	2.0%	2.0%	2.6%	3.5%
NT VistaSM Fund	2.5%	3.0%	4.0%	4.7%	5.0%
Real Estate Fund	1.0%	1.1%	1.3%	1.6%	1.8%
NT Emerging Markets Fund	—	0.5%	1.7%	2.5%	3.0%
NT International Growth Fund	5.0%	5.2%	6.3%	7.2%	8.7%
Total Equity	45.0%	46.8%	52.1%	57.3%	63.3%
Fixed Income
High-Yield Fund	3.8%	3.7%	3.6%	3.4%	3.0%
Inflation-Adjusted Bond Fund	7.6%	7.5%	7.2%	6.7%	6.1%
NT Diversified Bond Fund	26.6%	26.3%	25.0%	23.6%	21.1%
International Bond Fund	7.0%	6.7%	5.6%	4.0%	1.5%
Total Fixed Income	45.0%	44.2%	41.4%	37.7%	31.7%
Premium Money Market Fund	10.0%	9.0%	6.5%	5.0%	5.0%
Other Assets and Liabilities	— (2)	— (2)	— (2)	— (2)	— (2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2013
	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Equity
NT Core Equity Plus Fund	3.2%	3.7%	4.5%	4.5%	4.5%
NT Equity Growth Fund	9.7%	10.2%	10.2%	10.5%	10.7%
NT Growth Fund	13.0%	14.0%	14.7%	14.9%	15.2%
NT Large Company Value Fund	13.0%	14.0%	14.7%	15.2%	15.5%
NT Mid Cap Value Fund	5.7%	6.8%	7.3%	7.2%	7.5%
NT Small Company Fund	4.2%	4.0%	4.3%	4.8%	5.0%
NT VistaSM Fund	5.8%	6.8%	7.3%	7.3%	7.6%
Real Estate Fund	2.1%	2.3%	2.5%	2.8%	3.0%
NT Emerging Markets Fund	3.5%	4.5%	5.3%	6.3%	6.5%
NT International Growth Fund	10.0%	10.0%	10.0%	9.8%	9.5%
Total Equity	70.2%	76.3%	80.8%	83.3%	85.0%
Fixed Income
High-Yield Fund	2.6%	2.2%	1.9%	1.6%	1.5%
Inflation-Adjusted Bond Fund	5.2%	4.4%	3.8%	3.3%	3.0%
NT Diversified Bond Fund	18.0%	15.6%	13.5%	11.8%	10.5%
Total Fixed Income	25.8%	22.2%	19.2%	16.7%	15.0%
Premium Money Market Fund	4.0%	1.5%	—	—	—
Other Assets and Liabilities	— (2)	— (2)	— (2)	— (2)	— (2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/12 – 1/31/13	Effective Annualized Expense Ratio(2)
LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,055.10	$1.04	0.20%	$4.04	0.78%
Institutional Class	$1,000	$1,056.20	$0.00	0.00%(3)	$3.01	0.58%
A Class	$1,000	$1,054.60	$2.33	0.45%	$5.33	1.03%
C Class	$1,000	$1,050.30	$6.20	1.20%	$9.20	1.78%
R Class	$1,000	$1,053.20	$3.62	0.70%	$6.62	1.28%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$3.97	0.78%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.96	0.58%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.24	1.03%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.05	1.78%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.51	1.28%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/12 – 1/31/13	Effective Annualized Expense Ratio(2)
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,057.40	$1.04	0.20%	$4.15	0.80%
Institutional Class	$1,000	$1,058.70	$0.00	0.00%(3)	$3.11	0.60%
A Class	$1,000	$1,056.50	$2.33	0.45%	$5.44	1.05%
C Class	$1,000	$1,052.80	$6.21	1.20%	$9.31	1.80%
R Class	$1,000	$1,055.60	$3.63	0.70%	$6.74	1.30%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.08	0.80%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.06	0.60%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.35	1.05%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.15	1.80%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.61	1.30%
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,064.60	$1.04	0.20%	$4.32	0.83%
Institutional Class	$1,000	$1,065.70	$0.00	0.00%(3)	$3.28	0.63%
A Class	$1,000	$1,062.90	$2.34	0.45%	$5.62	1.08%
C Class	$1,000	$1,058.70	$6.23	1.20%	$9.50	1.83%
R Class	$1,000	$1,061.20	$3.64	0.70%	$6.91	1.33%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.23	0.83%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.21	0.63%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.50	1.08%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.30	1.83%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.77	1.33%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/12 – 1/31/13	Effective Annualized Expense Ratio(2)
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,070.30	$1.04	0.20%	$4.49	0.86%
Institutional Class	$1,000	$1,071.60	$0.00	0.00%(3)	$3.45	0.66%
A Class	$1,000	$1,069.30	$2.35	0.45%	$5.79	1.11%
C Class	$1,000	$1,065.40	$6.25	1.20%	$9.68	1.86%
R Class	$1,000	$1,067.50	$3.65	0.70%	$7.09	1.36%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.38	0.86%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.36	0.66%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.65	1.11%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.45	1.86%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.92	1.36%
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,077.30	$1.05	0.20%	$4.61	0.88%
Institutional Class	$1,000	$1,079.40	$0.00	0.00%(3)	$3.56	0.68%
A Class	$1,000	$1,076.70	$2.36	0.45%	$5.91	1.13%
C Class	$1,000	$1,072.50	$6.27	1.20%	$9.82	1.88%
R Class	$1,000	$1,075.00	$3.66	0.70%	$7.22	1.38%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.48	0.88%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.47	0.68%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.75	1.13%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.55	1.88%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.02	1.38%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/12 – 1/31/13	Effective Annualized Expense Ratio(2)
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,085.60	$1.05	0.20%	$4.78	0.91%
Institutional Class	$1,000	$1,086.90	$0.00	0.00%(3)	$3.73	0.71%
A Class	$1,000	$1,084.60	$2.36	0.45%	$6.10	1.16%
C Class	$1,000	$1,079.70	$6.29	1.20%	$10.01	1.91%
R Class	$1,000	$1,082.70	$3.67	0.70%	$7.40	1.41%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.63	0.91%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.62	0.71%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.90	1.16%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.70	1.91%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.17	1.41%
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,093.90	$1.06	0.20%	$5.01	0.95%
Institutional Class	$1,000	$1,094.00	$0.00	0.00%(3)	$3.96	0.75%
A Class	$1,000	$1,091.20	$2.37	0.45%	$6.33	1.20%
C Class	$1,000	$1,088.10	$6.32	1.20%	$10.26	1.95%
R Class	$1,000	$1,090.60	$3.69	0.70%	$7.64	1.45%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.84	0.95%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.11	1.20%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.91	1.95%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.38	1.45%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/12 – 1/31/13	Effective Annualized Expense Ratio(2)
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,098.50	$1.06	0.20%	$5.18	0.98%
Institutional Class	$1,000	$1,099.00	$0.00	0.00%(3)	$4.13	0.78%
A Class	$1,000	$1,096.70	$2.38	0.45%	$6.50	1.23%
C Class	$1,000	$1,092.50	$6.33	1.20%	$10.44	1.98%
R Class	$1,000	$1,094.70	$3.70	0.70%	$7.81	1.48%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.99	0.98%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.97	0.78%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.26	1.23%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.06	1.98%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.53	1.48%
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,101.70	$1.06	0.20%	$5.30	1.00%
Institutional Class	$1,000	$1,102.70	$0.00	0.00%(3)	$4.24	0.80%
A Class	$1,000	$1,100.00	$2.38	0.45%	$6.62	1.25%
C Class	$1,000	$1,095.90	$6.34	1.20%	$10.57	2.00%
R Class	$1,000	$1,098.30	$3.70	0.70%	$7.93	1.50%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$5.09	1.00%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.08	0.80%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.36	1.25%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.16	2.00%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.63	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/12 – 1/31/13	Effective Annualized Expense Ratio(2)
LIVESTRONG 2055 Portfolio
Actual
Investor Class	$1,000	$1,102.90	$1.06	0.20%	$5.30	1.00%
Institutional Class	$1,000	$1,104.00	$0.00	0.00%(3)	$4.24	0.80%
A Class	$1,000	$1,101.30	$2.38	0.45%	$6.62	1.25%
C Class	$1,000	$1,097.20	$6.34	1.20%	$10.57	2.00%
R Class	$1,000	$1,099.60	$3.70	0.70%	$7.94	1.50%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$5.09	1.00%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.08	0.80%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.36	1.25%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.16	2.00%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.63	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

Schedule of Investments

JANUARY 31, 2013 (UNAUDITED)

	Shares	Value
LIVESTRONG Income Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.0%
NT Core Equity Plus Fund Institutional Class	1,042,849	$ 12,639,330
NT Equity Growth Fund Institutional Class	3,912,174	42,094,993
NT Growth Fund Institutional Class	2,109,699	27,362,792
NT Large Company Value Fund Institutional Class	4,601,699	46,293,088
NT Mid Cap Value Fund Institutional Class	1,560,520	16,900,436
NT Small Company Fund Institutional Class	966,105	8,530,705
NT Vista Fund Institutional Class	925,786	10,637,287
Real Estate Fund Institutional Class	172,515	4,217,989
		168,676,620
DOMESTIC FIXED INCOME FUNDS — 38.0%
High-Yield Fund Institutional Class	2,552,725	16,005,585
Inflation-Adjusted Bond Fund Institutional Class	2,443,770	31,964,515
NT Diversified Bond Fund Institutional Class	10,241,385	112,245,574
		160,215,674
MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	42,213,304	42,213,304
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	2,059,175	29,487,380
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	2,011,321	21,078,642
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $358,800,029)		421,671,620
OTHER ASSETS AND LIABILITIES†		219
TOTAL NET ASSETS — 100.0%		$421,671,839

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 41.1%
NT Core Equity Plus Fund Institutional Class	2,574,168	$ 31,198,921
NT Equity Growth Fund Institutional Class	9,423,783	101,399,900
NT Growth Fund Institutional Class	5,611,907	72,786,430
NT Large Company Value Fund Institutional Class	11,369,131	114,373,458
NT Mid Cap Value Fund Institutional Class	4,093,921	44,337,168
NT Small Company Fund Institutional Class	2,383,281	21,044,375
NT Vista Fund Institutional Class	2,741,200	31,496,386
Real Estate Fund Institutional Class	467,135	11,421,460
		428,058,098
DOMESTIC FIXED INCOME FUNDS — 37.5%
High-Yield Fund Institutional Class	6,219,640	38,997,142
Inflation-Adjusted Bond Fund Institutional Class	5,981,779	78,241,663
NT Diversified Bond Fund Institutional Class	24,975,362	273,729,964
		390,968,769
MONEY MARKET FUNDS — 9.0%
Premium Money Market Fund Investor Class	93,865,158	93,865,158
INTERNATIONAL FIXED INCOME FUNDS — 6.7%
International Bond Fund Institutional Class	4,850,749	69,462,720
INTERNATIONAL EQUITY FUNDS — 5.7%
NT Emerging Markets Fund Institutional Class	485,025	5,175,216
NT International Growth Fund Institutional Class	5,215,536	54,658,818
		59,834,034
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $898,734,728)		1,042,188,779
OTHER ASSETS AND LIABILITIES†		613
TOTAL NET ASSETS — 100.0%		$1,042,189,392

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2020 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 44.1%
NT Core Equity Plus Fund Institutional Class	1,971,242	$ 23,891,451
NT Equity Growth Fund Institutional Class	7,015,917	75,491,270
NT Growth Fund Institutional Class	4,875,617	63,236,757
NT Large Company Value Fund Institutional Class	8,924,620	89,781,682
NT Mid Cap Value Fund Institutional Class	3,702,967	40,103,127
NT Small Company Fund Institutional Class	1,809,042	15,973,837
NT Vista Fund Institutional Class	2,782,822	31,974,626
Real Estate Fund Institutional Class	434,390	10,620,846
		351,073,596
DOMESTIC FIXED INCOME FUNDS — 35.8%
High-Yield Fund Institutional Class	4,522,357	28,355,179
Inflation-Adjusted Bond Fund Institutional Class	4,376,510	57,244,756
NT Diversified Bond Fund Institutional Class	18,132,742	198,734,857
		284,334,792
INTERNATIONAL EQUITY FUNDS — 8.0%
NT Emerging Markets Fund Institutional Class	1,289,667	13,760,751
NT International Growth Fund Institutional Class	4,736,643	49,640,023
		63,400,774
MONEY MARKET FUNDS — 6.5%
Premium Money Market Fund Investor Class	51,504,328	51,504,328
INTERNATIONAL FIXED INCOME FUNDS — 5.6%
International Bond Fund Institutional Class	3,103,405	44,440,767
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $700,640,398)		794,754,257
OTHER ASSETS AND LIABILITIES†		(1,678)
TOTAL NET ASSETS — 100.0%		$794,752,579

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 47.6%
NT Core Equity Plus Fund Institutional Class	3,717,886	$ 45,060,777
NT Equity Growth Fund Institutional Class	12,889,292	138,688,785
NT Growth Fund Institutional Class	10,978,677	142,393,444
NT Large Company Value Fund Institutional Class	17,132,484	172,352,790
NT Mid Cap Value Fund Institutional Class	7,641,529	82,757,759
NT Small Company Fund Institutional Class	4,469,658	39,467,081
NT Vista Fund Institutional Class	6,128,942	70,421,547
Real Estate Fund Institutional Class	978,218	23,917,428
		715,059,611
DOMESTIC FIXED INCOME FUNDS — 33.7%
High-Yield Fund Institutional Class	8,106,145	50,825,527
Inflation-Adjusted Bond Fund Institutional Class	7,727,358	101,073,837
NT Diversified Bond Fund Institutional Class	32,216,859	353,096,770
		504,996,134
INTERNATIONAL EQUITY FUNDS — 9.7%
NT Emerging Markets Fund Institutional Class	3,499,194	37,336,403
NT International Growth Fund Institutional Class	10,384,675	108,831,391
		146,167,794
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	74,999,374	74,999,374
INTERNATIONAL FIXED INCOME FUNDS — 4.0%
International Bond Fund Institutional Class	4,182,430	59,892,393
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,279,880,487)		1,501,115,306
OTHER ASSETS AND LIABILITIES†		5,003
TOTAL NET ASSETS — 100.0%		$1,501,120,309

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2030 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 51.6%
NT Core Equity Plus Fund Institutional Class	1,942,558	$ 23,543,800
NT Equity Growth Fund Institutional Class	6,222,958	66,959,030
NT Growth Fund Institutional Class	6,267,425	81,288,497
NT Large Company Value Fund Institutional Class	8,838,138	88,911,667
NT Mid Cap Value Fund Institutional Class	3,533,836	38,271,440
NT Small Company Fund Institutional Class	2,887,867	25,499,866
NT Vista Fund Institutional Class	3,166,946	36,388,208
Real Estate Fund Institutional Class	542,005	13,252,027
		374,114,535
DOMESTIC FIXED INCOME FUNDS — 30.2%
High-Yield Fund Institutional Class	3,511,473	22,016,937
Inflation-Adjusted Bond Fund Institutional Class	3,389,337	44,332,532
NT Diversified Bond Fund Institutional Class	13,937,478	152,754,764
		219,104,233
INTERNATIONAL EQUITY FUNDS — 11.7%
NT Emerging Markets Fund Institutional Class	2,034,437	21,707,447
NT International Growth Fund Institutional Class	6,069,689	63,610,344
		85,317,791
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	36,198,884	36,198,884
INTERNATIONAL FIXED INCOME FUNDS — 1.5%
International Bond Fund Institutional Class	752,877	10,781,195
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $632,341,753)		725,516,638
OTHER ASSETS AND LIABILITIES†		2,026
TOTAL NET ASSETS — 100.0%		$725,518,664

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 56.7%
NT Core Equity Plus Fund Institutional Class	2,903,994	$ 35,196,406
NT Equity Growth Fund Institutional Class	9,813,967	105,598,287
NT Growth Fund Institutional Class	10,846,972	140,685,232
NT Large Company Value Fund Institutional Class	13,992,144	140,760,971
NT Mid Cap Value Fund Institutional Class	5,767,269	62,459,518
NT Small Company Fund Institutional Class	5,142,561	45,408,816
NT Vista Fund Institutional Class	5,464,170	62,783,310
Real Estate Fund Institutional Class	923,354	22,576,015
		615,468,555
DOMESTIC FIXED INCOME FUNDS — 25.8%
High-Yield Fund Institutional Class	4,400,574	27,591,599
Inflation-Adjusted Bond Fund Institutional Class	4,331,866	56,660,805
NT Diversified Bond Fund Institutional Class	17,835,412	195,476,114
		279,728,518
INTERNATIONAL EQUITY FUNDS — 13.5%
NT Emerging Markets Fund Institutional Class	3,570,710	38,099,479
NT International Growth Fund Institutional Class	10,343,487	108,399,742
		146,499,221
MONEY MARKET FUNDS — 4.0%
Premium Money Market Fund Investor Class	43,437,445	43,437,445
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $922,254,636)		1,085,133,739
OTHER ASSETS AND LIABILITIES†		8,479
TOTAL NET ASSETS — 100.0%		$1,085,142,218

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2040 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 61.8%
NT Core Equity Plus Fund Institutional Class	1,519,363	$ 18,414,674
NT Equity Growth Fund Institutional Class	4,684,417	50,404,327
NT Growth Fund Institutional Class	5,308,198	68,847,327
NT Large Company Value Fund Institutional Class	6,844,847	68,859,164
NT Mid Cap Value Fund Institutional Class	3,075,729	33,310,149
NT Small Company Fund Institutional Class	2,247,358	19,844,170
NT Vista Fund Institutional Class	2,912,784	33,467,891
Real Estate Fund Institutional Class	469,167	11,471,123
		304,618,825
DOMESTIC FIXED INCOME FUNDS — 22.2%
High-Yield Fund Institutional Class	1,732,882	10,865,170
Inflation-Adjusted Bond Fund Institutional Class	1,667,817	21,815,052
NT Diversified Bond Fund Institutional Class	7,026,061	77,005,627
		109,685,849
INTERNATIONAL EQUITY FUNDS — 14.5%
NT Emerging Markets Fund Institutional Class	2,090,511	22,305,747
NT International Growth Fund Institutional Class	4,709,183	49,352,233
		71,657,980
MONEY MARKET FUNDS — 1.5%
Premium Money Market Fund Investor Class	7,404,751	7,404,751
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $432,372,855)		493,367,405
OTHER ASSETS AND LIABILITIES†		1,091
TOTAL NET ASSETS — 100.0%		$493,368,496

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 65.5%
NT Core Equity Plus Fund Institutional Class	2,655,194	$ 32,180,951
NT Equity Growth Fund Institutional Class	6,810,715	73,283,289
NT Growth Fund Institutional Class	8,103,941	105,108,117
NT Large Company Value Fund Institutional Class	10,475,862	105,387,172
NT Mid Cap Value Fund Institutional Class	4,801,249	51,997,524
NT Small Company Fund Institutional Class	3,447,118	30,438,050
NT Vista Fund Institutional Class	4,524,281	51,983,989
Real Estate Fund Institutional Class	749,469	18,324,517
		468,703,609
DOMESTIC FIXED INCOME FUNDS — 19.2%
High-Yield Fund Institutional Class	2,166,666	13,584,995
Inflation-Adjusted Bond Fund Institutional Class	2,088,882	27,322,580
NT Diversified Bond Fund Institutional Class	8,795,193	96,395,318
		137,302,893
INTERNATIONAL EQUITY FUNDS — 15.3%
NT Emerging Markets Fund Institutional Class	3,539,422	37,765,634
NT International Growth Fund Institutional Class	6,828,371	71,561,323
		109,326,957
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $611,231,361)		715,333,459
OTHER ASSETS AND LIABILITIES†		189
TOTAL NET ASSETS — 100.0%		$715,333,648

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 67.2%
NT Core Equity Plus Fund Institutional Class	935,890	$ 11,342,989
NT Equity Growth Fund Institutional Class	2,460,134	26,471,045
NT Growth Fund Institutional Class	2,909,732	37,739,229
NT Large Company Value Fund Institutional Class	3,818,047	38,409,557
NT Mid Cap Value Fund Institutional Class	1,691,245	18,316,189
NT Small Company Fund Institutional Class	1,364,187	12,045,768
NT Vista Fund Institutional Class	1,599,702	18,380,573
Real Estate Fund Institutional Class	290,603	7,105,233
		169,810,583
DOMESTIC FIXED INCOME FUNDS — 16.7%
High-Yield Fund Institutional Class	663,789	4,161,959
Inflation-Adjusted Bond Fund Institutional Class	639,793	8,368,487
NT Diversified Bond Fund Institutional Class	2,706,701	29,665,438
		42,195,884
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class	1,490,512	15,903,761
NT International Growth Fund Institutional Class	2,350,821	24,636,599
		40,540,360
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $225,743,473)		252,546,827
OTHER ASSETS AND LIABILITIES†		(2,986)
TOTAL NET ASSETS — 100.0%		$252,543,841

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2055 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 69.0%
NT Core Equity Plus Fund Institutional Class	99,720	$ 1,208,603
NT Equity Growth Fund Institutional Class	268,419	2,888,185
NT Growth Fund Institutional Class	315,826	4,096,263
NT Large Company Value Fund Institutional Class	413,899	4,163,828
NT Mid Cap Value Fund Institutional Class	186,660	2,021,526
NT Small Company Fund Institutional Class	153,726	1,357,403
NT Vista Fund Institutional Class	176,912	2,032,715
Real Estate Fund Institutional Class	32,840	802,933
		18,571,456
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	164,699	1,757,342
NT International Growth Fund Institutional Class	243,981	2,556,922
		4,314,264
DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund Institutional Class	64,269	402,966
Inflation-Adjusted Bond Fund Institutional Class	61,949	810,288
NT Diversified Bond Fund Institutional Class	258,107	2,828,853
		4,042,107
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $25,258,191)		26,927,827
OTHER ASSETS AND LIABILITIES†		6
TOTAL NET ASSETS — 100.0%		$26,927,833

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2013 (UNAUDITED)
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $358,800,029, $898,734,728 and $700,640,398, respectively)	$421,671,620	$1,042,188,779	$794,754,257
Cash	93,253	243,774	176,203
Receivable for investments sold	1,841,482	6,474,224	—
Receivable for capital shares sold	405,627	1,383,137	1,580,542
Distributions receivable from affiliates	237,816	577,540	414,052
	424,249,798	1,050,867,454	796,925,054

Liabilities
Payable for investments purchased	237,597	577,006	1,318,227
Payable for capital shares redeemed	2,243,958	7,848,961	671,890
Accrued administrative fees	54,146	147,689	101,294
Distribution and service fees payable	42,258	104,406	81,064
	2,577,959	8,678,062	2,172,475

Net Assets	$421,671,839	$1,042,189,392	$794,752,579

Net Assets Consist of:
Capital (par value and paid-in surplus)	$365,676,989	$908,871,381	$695,912,707
Undistributed net investment income	105,273	307,957	203,976
Accumulated undistributed net realized gain (loss)	(6,982,014)	(10,443,997)	4,522,037
Net unrealized appreciation	62,871,591	143,454,051	94,113,859
	$421,671,839	$1,042,189,392	$794,752,579

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG Income Portfolio
Investor Class, $0.01 Par Value	$174,391,644	14,593,746	$11.95
Institutional Class, $0.01 Par Value	$98,689,161	8,255,435	$11.95
A Class, $0.01 Par Value	$99,176,609	8,300,932	$11.95*
C Class, $0.01 Par Value	$961,548	80,425	$11.96
R Class, $0.01 Par Value	$48,452,877	4,058,583	$11.94
LIVESTRONG 2015 Portfolio
Investor Class, $0.01 Par Value	$502,481,143	39,844,760	$12.61
Institutional Class, $0.01 Par Value	$160,562,522	12,721,574	$12.62
A Class, $0.01 Par Value	$268,453,358	21,293,443	$12.61*
C Class, $0.01 Par Value	$3,143,384	248,953	$12.63
R Class, $0.01 Par Value	$107,548,985	8,530,771	$12.61
LIVESTRONG 2020 Portfolio
Investor Class, $0.01 Par Value	$313,766,507	28,469,288	$11.02
Institutional Class, $0.01 Par Value	$177,247,399	16,083,792	$11.02
A Class, $0.01 Par Value	$217,226,294	19,722,157	$11.01*
C Class, $0.01 Par Value	$3,413,461	309,232	$11.04
R Class, $0.01 Par Value	$83,098,918	7,545,162	$11.01

*	Maximum offering price $12.68, $13.38 and $11.68 (net asset value divided by 0.9425) for LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio and LIVESTRONG 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2013 (UNAUDITED)
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,279,880,487, $632,341,753 and $922,254,636, respectively)	$1,501,115,306	$725,516,638	$1,085,133,739
Cash	348,662	168,812	253,201
Receivable for investments sold	5,941,214	—	4,147,037
Receivable for capital shares sold	1,822,857	1,034,076	1,451,414
Distributions receivable from affiliates	745,245	318,950	407,662
	1,509,973,284	727,038,476	1,091,393,053

Liabilities
Payable for investments purchased	744,556	617,499	407,282
Payable for capital shares redeemed	7,747,869	727,821	5,581,662
Accrued administrative fees	208,508	92,536	147,903
Distribution and service fees payable	152,042	81,956	113,988
	8,852,975	1,519,812	6,250,835

Net Assets	$1,501,120,309	$725,518,664	$1,085,142,218

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,292,761,542	$627,383,045	$928,530,726
Undistributed net investment income	383,051	121,044	140,168
Accumulated undistributed net realized gain (loss)	(13,259,103)	4,839,690	(6,407,779)
Net unrealized appreciation	221,234,819	93,174,885	162,879,103
	$1,501,120,309	$725,518,664	$1,085,142,218

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG 2025 Portfolio
Investor Class, $0.01 Par Value	$690,466,047	53,114,291	$13.00
Institutional Class, $0.01 Par Value	$253,687,828	19,517,456	$13.00
A Class, $0.01 Par Value	$399,884,468	30,765,607	$13.00*
C Class, $0.01 Par Value	$5,027,005	386,125	$13.02
R Class, $0.01 Par Value	$152,054,961	11,702,622	$12.99
LIVESTRONG 2030 Portfolio
Investor Class, $0.01 Par Value	$259,394,311	23,723,239	$10.93
Institutional Class, $0.01 Par Value	$163,084,832	14,920,646	$10.93
A Class, $0.01 Par Value	$213,275,174	19,528,858	$10.92*
C Class, $0.01 Par Value	$2,251,287	205,659	$10.95
R Class, $0.01 Par Value	$87,513,060	8,011,775	$10.92
LIVESTRONG 2035 Portfolio
Investor Class, $0.01 Par Value	$473,808,901	34,937,614	$13.56
Institutional Class, $0.01 Par Value	$193,239,435	14,239,818	$13.57
A Class, $0.01 Par Value	$294,639,573	21,727,275	$13.56*
C Class, $0.01 Par Value	$2,581,663	190,220	$13.57
R Class, $0.01 Par Value	$120,872,646	8,913,646	$13.56

*	Maximum offering price $13.79, $11.59 and $14.39 (net asset value divided by 0.9425) for LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio and LIVESTRONG 2035 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2013 (UNAUDITED)
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $432,372,855, $611,231,361 and $225,743,473, respectively)	$493,367,405	$715,333,459	$252,546,827
Cash	106,418	157,340	51,982
Receivable for investments sold	—	608,593	—
Receivable for capital shares sold	1,320,220	1,056,231	338,896
Distributions receivable from affiliates	158,443	199,284	60,713
	494,952,486	717,354,907	252,998,418

Liabilities
Payable for investments purchased	568,653	199,099	208,702
Payable for capital shares redeemed	905,297	1,659,426	192,094
Accrued administrative fees	59,794	91,538	28,530
Distribution and service fees payable	50,246	71,196	25,251
	1,583,990	2,021,259	454,577

Net Assets	$493,368,496	$715,333,648	$252,543,841

Net Assets Consist of:
Capital (par value and paid-in surplus)	$428,463,823	$616,527,757	$223,519,536
Undistributed net investment income	34,148	31,559	4,146
Accumulated undistributed net realized gain (loss)	3,875,975	(5,327,766)	2,216,805
Net unrealized appreciation	60,994,550	104,102,098	26,803,354
	$493,368,496	$715,333,648	$252,543,841

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG 2040 Portfolio
Investor Class, $0.01 Par Value	$173,966,993	15,793,504	$11.02
Institutional Class, $0.01 Par Value	$128,289,853	11,647,972	$11.01
A Class, $0.01 Par Value	$139,592,954	12,676,079	$11.01*
C Class, $0.01 Par Value	$1,356,653	123,108	$11.02
R Class, $0.01 Par Value	$50,162,043	4,557,164	$11.01
LIVESTRONG 2045 Portfolio
Investor Class, $0.01 Par Value	$292,214,465	21,209,670	$13.78
Institutional Class, $0.01 Par Value	$159,152,202	11,545,704	$13.78
A Class, $0.01 Par Value	$185,904,154	13,500,757	$13.77*
C Class, $0.01 Par Value	$911,548	66,100	$13.79
R Class, $0.01 Par Value	$77,151,279	5,601,032	$13.77
LIVESTRONG 2050 Portfolio
Investor Class, $0.01 Par Value	$79,293,116	7,309,001	$10.85
Institutional Class, $0.01 Par Value	$77,401,685	7,129,193	$10.86
A Class, $0.01 Par Value	$71,046,555	6,550,453	$10.85*
C Class, $0.01 Par Value	$1,297,771	119,441	$10.87
R Class, $0.01 Par Value	$23,504,714	2,166,706	$10.85

*	Maximum offering price $11.68, $14.61 and $11.51 (net asset value divided by 0.9425) for LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2013 (UNAUDITED)
LIVESTRONG 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $25,258,191)	$26,927,827
Cash	5,676
Receivable for capital shares sold	105,581
Distributions receivable from affiliates	5,643
27,044,727

Liabilities
Payable for investments purchased	81,685
Payable for capital shares redeemed	29,329
Accrued administrative fees	3,247
Distribution and service fees payable	2,633
116,894

Net Assets	$26,927,833

Net Assets Consist of:
Capital (par value and paid-in surplus)	$25,101,911
Accumulated net investment loss	(2,300)
Undistributed net realized gain	158,586
Net unrealized appreciation	1,669,636
$26,927,833

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG 2055 Portfolio
Investor Class, $0.01 Par Value	$10,503,291	950,040	$11.06
Institutional Class, $0.01 Par Value	$6,262,310	566,445	$11.06
A Class, $0.01 Par Value	$7,334,634	663,895	$11.05*
C Class, $0.01 Par Value	$125,839	11,391	$11.05
R Class, $0.01 Par Value	$2,701,759	244,458	$11.05

*	Maximum offering price $11.72 (net asset value divided by 0.9425) for LIVESTRONG 2055 Portfolio.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$5,692,101	$14,175,265	$9,908,693

Expenses:
Administrative fees:
Investor Class	150,801	461,927	261,454
A Class	103,580	256,965	191,400
C Class	874	2,792	2,842
R Class	43,789	95,279	69,742
Distribution and service fees:
A Class	129,475	321,206	239,250
C Class	4,371	13,956	14,209
R Class	109,473	238,198	174,355
Directors’ fees and expenses	9,075	22,130	15,681
Other expenses	—	136	—
	551,438	1,412,589	968,933

Net investment income (loss)	5,140,663	12,762,676	8,939,760

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(11,018)	208,240	(178,080)
Capital gain distributions received from underlying funds	4,477,127	11,265,728	8,116,857
	4,466,109	11,473,968	7,938,777

Change in net unrealized appreciation (depreciation) on investments in underlying funds	10,615,164	28,713,243	24,011,186

Net realized and unrealized gain (loss) on affiliates	15,081,273	40,187,211	31,949,963

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,221,936	$52,949,887	$40,889,723

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$19,626,932	$8,549,067	$13,068,805

Expenses:
Administrative fees:
Investor Class	618,348	212,304	418,371
A Class	363,877	182,056	263,506
C Class	4,407	2,020	2,110
R Class	139,865	77,805	111,809
Distribution and service fees:
A Class	454,847	227,570	329,383
C Class	22,036	10,097	10,552
R Class	349,662	194,511	279,524
Directors’ fees and expenses	31,130	14,588	22,381
	1,984,172	920,951	1,437,636

Net investment income (loss)	17,642,760	7,628,116	11,631,169

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(7,339)	(275,935)	(341,321)
Capital gain distributions received from underlying funds	17,055,120	8,311,363	13,872,435
	17,047,781	8,035,428	13,531,114

Change in net unrealized appreciation (depreciation) on investments in underlying funds	56,307,764	29,245,291	53,599,518

Net realized and unrealized gain (loss) on affiliates	73,355,545	37,280,719	67,130,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,998,305	$44,908,835	$78,761,801

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$5,513,643	$8,433,199	$2,770,554

Expenses:
Administrative fees:
Investor Class	140,166	251,449	62,035
A Class	117,721	163,616	60,492
C Class	1,048	865	959
R Class	42,592	69,279	19,378
Distribution and service fees:
A Class	147,152	204,519	75,615
C Class	5,240	4,327	4,795
R Class	106,480	173,197	48,445
Directors’ fees and expenses	9,298	14,231	4,729
	569,697	881,483	276,448

Net investment income (loss)	4,943,946	7,551,716	2,494,106

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(250,871)	(334,731)	(153,537)
Capital gain distributions received from underlying funds	6,099,331	9,548,305	3,325,091
	5,848,460	9,213,574	3,171,554

Change in net unrealized appreciation (depreciation) on investments in underlying funds	24,766,036	41,713,350	14,298,732

Net realized and unrealized gain (loss) on affiliates	30,614,496	50,926,924	17,470,286

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,558,442	$58,478,640	$19,964,392

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
LIVESTRONG 2055 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$238,220

Expenses:
Administrative fees:
Investor Class	5,787
A Class	4,907
C Class	105
R Class	1,876
Distribution and service fees:
A Class	6,134
C Class	526
R Class	4,689
Directors’ fees and expenses	386
24,410

Net investment income (loss)	213,810

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(16,424)
Capital gain distributions received from underlying funds	301,506
285,082

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,277,608

Net realized and unrealized gain (loss) on affiliates	1,562,690

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,776,500

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$5,140,663	$7,171,217	$12,762,676	$17,595,552
Net realized gain (loss)	4,466,109	4,944,235	11,473,968	7,841,248
Change in net unrealized appreciation (depreciation)	10,615,164	6,871,351	28,713,243	20,775,825
Net increase (decrease) in net assets resulting from operations	20,221,936	18,986,803	52,949,887	46,212,625

Distributions to Shareholders
From net investment income:
Investor Class	(2,125,890)	(2,187,611)	(9,289,549)	(7,838,571)
Institutional Class	(1,400,251)	(2,585,674)	(3,341,324)	(4,072,861)
A Class	(1,217,445)	(1,928,951)	(4,369,628)	(4,143,809)
C Class	(7,756)	(8,286)	(29,334)	(15,317)
R Class	(501,759)	(519,173)	(1,437,662)	(1,171,673)
From net realized gains:
Investor Class	(1,725,796)	—	(3,680,481)	—
Institutional Class	(1,035,833)	—	(1,200,865)	—
A Class	(995,765)	—	(1,986,010)	—
C Class	(10,008)	—	(23,852)	—
R Class	(492,170)	—	(765,762)	—
Decrease in net assets from distributions	(9,512,673)	(7,229,695)	(26,124,467)	(17,242,231)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	63,467,016	36,694,164	135,340,211	115,537,471

Net increase (decrease) in net assets	74,176,279	48,451,272	162,165,631	144,507,865

Net Assets
Beginning of period	347,495,560	299,044,288	880,023,761	735,515,896
End of period	$421,671,839	$347,495,560	$1,042,189,392	$880,023,761

Undistributed net investment income	$105,273	$217,711	$307,957	$6,012,778

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$8,939,760	$11,010,269	$17,642,760	$22,433,836
Net realized gain (loss)	7,938,777	5,835,930	17,047,781	8,404,517
Change in net unrealized appreciation (depreciation)	24,011,186	12,566,331	56,307,764	25,689,808
Net increase (decrease) in net assets resulting from operations	40,889,723	29,412,530	90,998,305	56,528,161

Distributions to Shareholders
From net investment income:
Investor Class	(5,192,741)	(2,737,663)	(11,938,501)	(9,508,871)
Institutional Class	(3,426,595)	(4,008,922)	(4,901,730)	(5,441,026)
A Class	(3,109,162)	(2,725,776)	(6,051,832)	(5,135,370)
C Class	(26,318)	(9,415)	(40,813)	(23,576)
R Class	(964,118)	(683,076)	(1,950,749)	(1,626,743)
From net realized gains:
Investor Class	(2,479,231)	(415,940)	(4,233,193)	—
Institutional Class	(1,474,446)	(558,701)	(1,568,185)	—
A Class	(1,719,772)	(466,808)	(2,480,785)	—
C Class	(27,759)	(2,605)	(31,460)	—
R Class	(633,751)	(134,029)	(947,538)	—
Decrease in net assets from distributions	(19,053,893)	(11,742,935)	(34,144,786)	(21,735,586)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	210,624,188	108,986,100	247,993,976	145,649,813

Net increase (decrease) in net assets	232,460,018	126,655,695	304,847,495	180,442,388

Net Assets
Beginning of period	562,292,561	435,636,866	1,196,272,814	1,015,830,426
End of period	$794,752,579	$562,292,561	$1,501,120,309	$1,196,272,814

Undistributed net investment income	$203,976	$3,983,150	$383,051	$7,623,916

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$7,628,116	$8,409,080	$11,631,169	$13,304,783
Net realized gain (loss)	8,035,428	4,635,869	13,531,114	7,143,940
Change in net unrealized appreciation (depreciation)	29,245,291	9,996,355	53,599,518	15,096,275
Net increase (decrease) in net assets resulting from operations	44,908,835	23,041,304	78,761,801	35,544,998

Distributions to Shareholders
From net investment income:
Investor Class	(3,947,509)	(1,830,257)	(7,251,291)	(5,406,930)
Institutional Class	(2,876,603)	(3,077,742)	(3,384,856)	(3,029,165)
A Class	(2,719,375)	(2,149,526)	(3,840,071)	(3,139,941)
C Class	(15,058)	(9,176)	(15,225)	(6,446)
R Class	(951,818)	(543,391)	(1,346,130)	(1,032,297)
From net realized gains:
Investor Class	(1,975,916)	(232,302)	(3,542,839)	—
Institutional Class	(1,286,938)	(353,815)	(1,475,970)	—
A Class	(1,599,427)	(313,828)	(2,207,333)	—
C Class	(18,623)	(2,436)	(18,642)	—
R Class	(678,597)	(93,365)	(940,223)	—
Decrease in net assets from distributions	(16,069,864)	(8,605,838)	(24,022,580)	(12,614,779)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	190,274,895	119,392,493	175,745,764	154,007,455

Net increase (decrease) in net assets	219,113,866	133,827,959	230,484,985	176,937,674

Net Assets
Beginning of period	506,404,798	372,576,839	854,657,233	677,719,559
End of period	$725,518,664	$506,404,798	$1,085,142,218	$854,657,233

Undistributed net investment income	$121,044	$3,003,291	$140,168	$4,346,572

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$4,943,946	$4,450,020	$7,551,716	$7,413,545
Net realized gain (loss)	5,848,460	2,490,465	9,213,574	3,289,947
Change in net unrealized appreciation (depreciation)	24,766,036	6,010,271	41,713,350	8,691,559
Net increase (decrease) in net assets resulting from operations	35,558,442	12,950,756	58,478,640	19,395,051

Distributions to Shareholders
From net investment income:
Investor Class	(2,367,781)	(1,011,328)	(4,114,710)	(2,810,973)
Institutional Class	(2,042,725)	(1,534,527)	(2,639,178)	(1,950,267)
A Class	(1,534,267)	(1,150,842)	(2,255,071)	(1,677,792)
C Class	(6,481)	(1,828)	(5,979)	(2,642)
R Class	(453,379)	(253,308)	(771,653)	(547,065)
From net realized gains:
Investor Class	(1,215,141)	(155,119)	(1,865,928)	—
Institutional Class	(925,592)	(211,151)	(1,061,612)	—
A Class	(944,512)	(206,049)	(1,215,722)	—
C Class	(9,941)	(658)	(7,436)	—
R Class	(348,689)	(54,461)	(512,841)	—
Decrease in net assets from distributions	(9,848,508)	(4,579,271)	(14,450,130)	(6,988,739)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	142,612,308	105,177,975	121,872,682	124,508,655

Net increase (decrease) in net assets	168,322,242	113,549,460	165,901,192	136,914,967

Net Assets
Beginning of period	325,046,254	211,496,794	549,432,456	412,517,489
End of period	$493,368,496	$325,046,254	$715,333,648	$549,432,456

Undistributed net investment income	$34,148	$1,494,835	$31,559	$2,266,434

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	LIVESTRONG 2050 Portfolio		LIVESTRONG 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$2,494,106	$1,811,853	$213,810	$65,496
Net realized gain (loss)	3,171,554	1,260,850	285,082	(75,380)
Change in net unrealized appreciation (depreciation)	14,298,732	3,181,937	1,277,608	405,755
Net increase (decrease) in net assets resulting from operations	19,964,392	6,254,640	1,776,500	395,871

Distributions to Shareholders
From net investment income:
Investor Class	(987,428)	(373,242)	(82,911)	(11,220)
Institutional Class	(1,159,504)	(608,639)	(82,101)	(13,191)
A Class	(738,212)	(447,045)	(68,247)	(6,923)
C Class	(5,144)	(1,921)	(394)	(14)
R Class	(197,591)	(102,650)	(17,415)	(876)
From net realized gains:
Investor Class	(524,327)	(39,193)	(15,397)	—
Institutional Class	(539,850)	(56,556)	(13,250)	—
A Class	(475,028)	(56,066)	(15,618)	—
C Class	(9,121)	(578)	(296)	—
R Class	(161,483)	(15,980)	(5,185)	—
Decrease in net assets from distributions	(4,797,688)	(1,701,870)	(300,814)	(32,224)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	68,005,224	76,526,183	13,144,686	11,142,359

Net increase (decrease) in net assets	83,171,928	81,078,953	14,620,372	11,506,006

Net Assets
Beginning of period	169,371,913	88,292,960	12,307,461	801,455
End of period	$252,543,841	$169,371,913	$26,927,833	$12,307,461

Accumulated undistributed net investment income (loss)	$4,146	$597,919	$(2,300)	$34,958

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2013 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, LIVESTRONG 2050 Portfolio and LIVESTRONG 2055 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the nine target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted over time to become more conservative. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

The funds offer the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, and LIVESTRONG 2050 Portfolio are no longer subject to examination by tax authorities for years prior to 2009. All tax years for LIVESTRONG 2055 Portfolio remain subject to examination by authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into an agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2013 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2013 were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Purchases	$100,187,291	$173,100,652	$240,793,183	$277,537,588	$223,077,451
Sales	$36,488,051	$39,821,556	$32,034,546	$28,593,363	$32,837,957

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Purchases	$197,474,832	$161,428,613	$134,951,265	$74,639,203	$14,455,066
Sales	$20,229,417	$17,543,948	$10,409,188	$5,582,986	$1,092,350

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG Income Portfolio
Investor Class
Sold	5,104,717	$60,629,570	5,646,932	$63,990,396
Issued in reinvestment of distributions	324,637	3,792,659	192,161	2,134,278
Redeemed	(1,901,267)	(22,539,463)	(2,064,519)	(23,118,867)
	3,528,087	41,882,766	3,774,574	43,005,807
Institutional Class
Sold	2,637,831	31,388,172	3,560,637	40,313,439
Issued in reinvestment of distributions	204,032	2,384,710	231,838	2,571,810
Redeemed	(1,024,307)	(12,138,007)	(6,678,409)	(76,338,602)
	1,817,556	21,634,875	(2,885,934)	(33,453,353)
A Class
Sold	2,675,247	31,689,078	4,751,909	53,398,546
Issued in reinvestment of distributions	169,484	1,981,075	154,483	1,710,373
Redeemed	(3,601,425)	(42,701,492)	(3,612,954)	(40,855,442)
	(756,694)	(9,031,339)	1,293,438	14,253,477
C Class
Sold	11,297	133,628	28,505	319,609
Issued in reinvestment of distributions	1,487	17,362	741	8,181
Redeemed	(2,123)	(25,070)	(7,379)	(82,237)
	10,661	125,920	21,867	245,553
R Class
Sold	1,364,792	16,136,191	1,915,959	21,670,485
Issued in reinvestment of distributions	82,681	964,591	44,984	498,014
Redeemed	(697,688)	(8,245,988)	(845,413)	(9,525,819)
	749,785	8,854,794	1,115,530	12,642,680
Net increase (decrease)	5,349,395	$63,467,016	3,319,475	$36,694,164

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2015 Portfolio
Investor Class
Sold	8,395,535	$105,484,610	12,422,856	$147,323,918
Issued in reinvestment of distributions	1,036,523	12,728,497	663,845	7,640,848
Redeemed	(4,207,208)	(52,815,574)	(5,624,480)	(66,135,026)
	5,224,850	65,397,533	7,462,221	88,829,740
Institutional Class
Sold	3,544,414	44,607,099	4,253,870	50,930,909
Issued in reinvestment of distributions	360,857	4,431,323	353,831	4,072,600
Redeemed	(1,370,064)	(17,182,573)	(9,139,005)	(110,142,044)
	2,535,207	31,855,849	(4,531,304)	(55,138,535)
A Class
Sold	5,357,126	67,009,167	9,836,898	115,812,844
Issued in reinvestment of distributions	453,814	5,572,833	302,857	3,485,888
Redeemed	(4,312,561)	(54,051,662)	(5,397,114)	(63,926,048)
	1,498,379	18,530,338	4,742,641	55,372,684
C Class
Sold	119,870	1,496,038	117,324	1,384,701
Issued in reinvestment of distributions	3,789	46,602	1,016	11,713
Redeemed	(48,624)	(605,721)	(23,346)	(274,354)
	75,035	936,919	94,994	1,122,060
R Class
Sold	2,726,524	34,123,109	3,593,265	42,395,369
Issued in reinvestment of distributions	169,289	2,078,871	95,611	1,100,478
Redeemed	(1,406,374)	(17,582,408)	(1,542,007)	(18,144,325)
	1,489,439	18,619,572	2,146,869	25,351,522
Net increase (decrease)	10,822,910	$135,340,211	9,915,421	$115,537,471

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2020 Portfolio
Investor Class
Sold	9,413,439	$103,021,356	12,968,836	$134,534,608
Issued in reinvestment of distributions	715,865	7,659,751	315,956	3,146,918
Redeemed	(2,174,202)	(23,801,701)	(2,981,069)	(30,578,709)
	7,955,102	86,879,406	10,303,723	107,102,817
Institutional Class
Sold	7,390,204	81,300,722	4,719,891	48,779,799
Issued in reinvestment of distributions	458,041	4,901,041	458,924	4,566,297
Redeemed	(1,144,386)	(12,482,075)	(12,079,915)	(127,529,964)
	6,703,859	73,719,688	(6,901,100)	(74,183,868)
A Class
Sold	6,372,857	69,496,887	8,750,064	89,950,120
Issued in reinvestment of distributions	422,453	4,516,026	311,638	3,100,800
Redeemed	(4,063,969)	(44,318,812)	(4,084,349)	(42,559,491)
	2,731,341	29,694,101	4,977,353	50,491,429
C Class
Sold	118,240	1,291,957	174,001	1,805,448
Issued in reinvestment of distributions	4,935	52,903	1,069	10,665
Redeemed	(31,141)	(340,408)	(13,763)	(138,906)
	92,034	1,004,452	161,307	1,677,207
R Class
Sold	2,741,583	29,868,173	3,589,034	36,996,671
Issued in reinvestment of distributions	142,703	1,526,922	78,413	780,992
Redeemed	(1,108,781)	(12,068,554)	(1,350,356)	(13,879,148)
	1,775,505	19,326,541	2,317,091	23,898,515
Net increase (decrease)	19,257,841	$210,624,188	10,858,374	$108,986,100

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2025 Portfolio
Investor Class
Sold	10,935,615	$140,354,404	14,443,333	$173,963,485
Issued in reinvestment of distributions	1,263,056	15,889,240	802,334	9,323,127
Redeemed	(3,596,694)	(46,126,342)	(5,848,491)	(69,835,717)
	8,601,977	110,117,302	9,397,176	113,450,895
Institutional Class
Sold	5,854,548	75,115,857	7,639,183	92,454,473
Issued in reinvestment of distributions	502,576	6,317,375	468,061	5,438,871
Redeemed	(1,412,801)	(18,129,890)	(14,709,166)	(179,334,095)
	4,944,323	63,303,342	(6,601,922)	(81,440,751)
A Class
Sold	8,236,224	105,400,138	12,360,451	147,669,922
Issued in reinvestment of distributions	606,009	7,623,588	376,396	4,373,716
Redeemed	(4,375,533)	(56,140,792)	(6,497,300)	(78,008,967)
	4,466,700	56,882,934	6,239,547	74,034,671
C Class
Sold	131,991	1,684,310	176,345	2,125,037
Issued in reinvestment of distributions	5,688	71,730	1,990	23,185
Redeemed	(33,420)	(424,215)	(28,459)	(343,054)
	104,259	1,331,825	149,876	1,805,168
R Class
Sold	2,921,602	37,381,124	4,933,286	59,197,487
Issued in reinvestment of distributions	214,976	2,704,400	129,525	1,505,082
Redeemed	(1,860,888)	(23,726,951)	(1,924,581)	(22,902,739)
	1,275,690	16,358,573	3,138,230	37,799,830
Net increase (decrease)	19,392,949	$247,993,976	12,322,907	$145,649,813

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2030 Portfolio
Investor Class
Sold	8,292,548	$89,330,850	10,694,134	$108,555,346
Issued in reinvestment of distributions	561,198	5,909,411	212,068	2,054,940
Redeemed	(1,554,801)	(16,727,475)	(2,040,370)	(20,468,814)
	7,298,945	78,512,786	8,865,832	90,141,472
Institutional Class
Sold	6,459,956	69,803,050	6,010,456	60,901,759
Issued in reinvestment of distributions	395,398	4,163,541	354,499	3,431,557
Redeemed	(993,572)	(10,644,783)	(11,522,059)	(118,774,329)
	5,861,782	63,321,808	(5,157,104)	(54,441,013)
A Class
Sold	7,085,054	75,979,237	8,019,941	80,461,767
Issued in reinvestment of distributions	388,007	4,081,835	248,039	2,401,021
Redeemed	(4,339,345)	(46,475,994)	(3,194,936)	(32,630,899)
	3,133,716	33,585,078	5,073,044	50,231,889
C Class
Sold	62,028	663,104	89,788	886,613
Issued in reinvestment of distributions	3,084	32,568	1,101	10,689
Redeemed	(13,260)	(141,963)	(8,923)	(88,492)
	51,852	553,709	81,966	808,810
R Class
Sold	2,521,159	27,030,188	4,577,554	46,603,680
Issued in reinvestment of distributions	148,104	1,559,529	62,434	604,366
Redeemed	(1,337,006)	(14,288,203)	(1,453,660)	(14,556,711)
	1,332,257	14,301,514	3,186,328	32,651,335
Net increase (decrease)	17,678,552	$190,274,895	12,050,066	$119,392,493

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2035 Portfolio
Investor Class
Sold	7,520,317	$100,019,883	10,156,123	$125,701,944
Issued in reinvestment of distributions	818,633	10,650,420	447,439	5,320,049
Redeemed	(2,638,489)	(35,015,735)	(3,525,313)	(43,327,043)
	5,700,461	75,654,568	7,078,249	87,694,950
Institutional Class
Sold	4,202,457	55,894,459	5,256,357	65,533,010
Issued in reinvestment of distributions	354,611	4,613,488	254,760	3,029,082
Redeemed	(1,082,927)	(14,385,350)	(7,065,965)	(88,754,801)
	3,474,141	46,122,597	(1,554,848)	(20,192,709)
A Class
Sold	5,822,278	77,230,911	9,179,098	112,642,306
Issued in reinvestment of distributions	419,559	5,458,461	222,857	2,649,773
Redeemed	(3,227,466)	(42,920,668)	(4,627,764)	(57,133,487)
	3,014,371	39,768,704	4,774,191	58,158,592
C Class
Sold	87,935	1,155,037	64,941	802,822
Issued in reinvestment of distributions	2,597	33,832	531	6,328
Redeemed	(9,762)	(131,580)	(6,593)	(77,805)
	80,770	1,057,289	58,879	731,345
R Class
Sold	2,250,548	29,780,112	3,862,558	47,636,608
Issued in reinvestment of distributions	165,122	2,148,238	80,668	959,142
Redeemed	(1,419,801)	(18,785,744)	(1,719,035)	(20,980,473)
	995,869	13,142,606	2,224,191	27,615,277
Net increase (decrease)	13,265,612	$175,745,764	12,580,662	$154,007,455

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2040 Portfolio
Investor Class
Sold	6,116,242	$65,690,036	7,057,461	$70,783,508
Issued in reinvestment of distributions	340,253	3,579,466	122,039	1,164,244
Redeemed	(1,065,817)	(11,459,286)	(1,169,465)	(11,569,620)
	5,390,678	57,810,216	6,010,035	60,378,132
Institutional Class
Sold	5,268,621	56,909,134	3,776,364	37,682,387
Issued in reinvestment of distributions	282,159	2,968,317	183,177	1,745,678
Redeemed	(698,509)	(7,451,539)	(4,915,879)	(50,019,329)
	4,852,271	52,425,912	(956,338)	(10,591,264)
A Class
Sold	4,466,264	47,846,679	5,755,522	57,301,737
Issued in reinvestment of distributions	221,993	2,335,369	137,747	1,314,106
Redeemed	(2,744,449)	(29,297,575)	(2,055,023)	(20,679,903)
	1,943,808	20,884,473	3,838,246	37,935,940
C Class
Sold	70,422	750,917	45,306	448,375
Issued in reinvestment of distributions	1,536	16,193	249	2,382
Redeemed	(3,271)	(35,117)	(12,450)	(119,524)
	68,687	731,993	33,105	331,233
R Class
Sold	1,552,974	16,605,726	2,457,687	24,699,242
Issued in reinvestment of distributions	73,570	773,949	30,789	293,420
Redeemed	(622,339)	(6,619,961)	(795,633)	(7,868,728)
	1,004,205	10,759,714	1,692,843	17,123,934
Net increase (decrease)	13,259,649	$142,612,308	10,617,891	$105,177,975

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2045 Portfolio
Investor Class
Sold	4,888,963	$65,587,455	6,599,488	$81,818,895
Issued in reinvestment of distributions	447,874	5,876,112	232,611	2,756,448
Redeemed	(1,453,804)	(19,431,635)	(2,036,922)	(25,039,771)
	3,883,033	52,031,932	4,795,177	59,535,572
Institutional Class
Sold	2,866,141	38,390,810	4,721,714	58,801,519
Issued in reinvestment of distributions	275,262	3,614,185	164,394	1,949,717
Redeemed	(684,917)	(9,157,506)	(4,562,852)	(55,973,622)
	2,456,486	32,847,489	323,256	4,777,614
A Class
Sold	3,589,820	47,935,863	5,713,213	70,172,011
Issued in reinvestment of distributions	243,458	3,194,164	126,180	1,495,230
Redeemed	(1,815,865)	(24,290,019)	(2,668,501)	(32,878,588)
	2,017,413	26,840,008	3,170,892	38,788,653
C Class
Sold	32,231	428,457	24,341	303,617
Issued in reinvestment of distributions	1,005	13,216	222	2,633
Redeemed	(16,649)	(225,915)	(4,047)	(48,730)
	16,587	215,758	20,516	257,520
R Class
Sold	1,401,646	18,713,655	2,739,722	33,863,762
Issued in reinvestment of distributions	93,228	1,224,088	43,449	515,302
Redeemed	(751,624)	(10,000,248)	(1,075,859)	(13,229,768)
	743,250	9,937,495	1,707,312	21,149,296
Net increase (decrease)	9,116,769	$121,872,682	10,017,153	$124,508,655

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2050 Portfolio
Investor Class
Sold	2,830,779	$29,822,748	3,372,720	$32,957,155
Issued in reinvestment of distributions	146,269	1,509,492	44,258	411,156
Redeemed	(487,527)	(5,127,713)	(625,339)	(5,949,426)
	2,489,521	26,204,527	2,791,639	27,418,885
Institutional Class
Sold	2,560,860	26,994,200	3,204,167	30,914,804
Issued in reinvestment of distributions	164,666	1,699,354	71,526	665,195
Redeemed	(479,630)	(5,027,673)	(1,504,227)	(14,718,295)
	2,245,896	23,665,881	1,771,466	16,861,704
A Class
Sold	2,195,305	23,072,900	3,247,193	31,512,717
Issued in reinvestment of distributions	114,358	1,180,176	53,153	493,789
Redeemed	(1,233,974)	(12,920,827)	(834,591)	(8,104,329)
	1,075,689	11,332,249	2,465,755	23,902,177
C Class
Sold	69,149	725,695	52,241	481,017
Issued in reinvestment of distributions	1,356	14,016	257	2,392
Redeemed	(3,814)	(39,377)	(11,599)	(109,490)
	66,691	700,334	40,899	373,919
R Class
Sold	801,289	8,403,048	1,240,804	12,183,099
Issued in reinvestment of distributions	33,465	345,363	12,279	114,191
Redeemed	(253,671)	(2,646,178)	(444,762)	(4,327,792)
	581,083	6,102,233	808,321	7,969,498
Net increase (decrease)	6,458,880	$68,005,224	7,878,080	$76,526,183

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
LIVESTRONG 2055 Portfolio
Investor Class
Sold	635,775	$6,844,225	445,679	$4,421,777
Issued in reinvestment of distributions	9,360	98,281	1,193	11,205
Redeemed	(79,974)	(853,829)	(101,345)	(998,562)
	565,161	6,088,677	345,527	3,434,420
Institutional Class
Sold	280,354	3,001,102	508,053	4,994,615
Issued in reinvestment of distributions	9,081	95,351	1,405	13,191
Redeemed	(109,326)	(1,171,523)	(161,343)	(1,594,825)
	180,109	1,924,930	348,115	3,412,981
A Class
Sold	455,897	4,861,810	363,321	3,583,648
Issued in reinvestment of distributions	7,862	82,547	738	6,923
Redeemed	(119,870)	(1,276,895)	(46,166)	(463,017)
	343,889	3,667,462	317,893	3,127,554
C Class
Sold	2,693	28,339	8,641	85,931
Issued in reinvestment of distributions	65	683	1	14
Redeemed	(7)	(75)	(502)	(4,983)
	2,751	28,947	8,140	80,962
R Class
Sold	172,423	1,828,568	126,415	1,266,300
Issued in reinvestment of distributions	2,149	22,562	93	876
Redeemed	(39,160)	(416,460)	(18,073)	(180,734)
	135,412	1,434,670	108,435	1,086,442
Net increase (decrease)	1,227,322	$13,144,686	1,128,110	$11,142,359

6. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2013 follows:

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG Income Portfolio
NT Core Equity Plus Fund Institutional Class	943,431	$2,223,421	$1,079,420	$5,118	$261,533	1,042,849	$12,639,330
NT Equity Growth Fund Institutional Class	3,359,605	10,848,577	5,104,838	(26,033)	2,311,366	3,912,174	42,094,993
NT Growth Fund Institutional Class	1,786,456	6,508,216	2,388,170	(37,962)	1,000,493	2,109,699	27,362,792
NT Large Company Value Fund Institutional Class	4,177,117	9,126,629	5,121,907	6,769	978,672	4,601,699	46,293,088
NT Mid Cap Value Fund Institutional Class	1,402,010	3,020,042	1,404,540	10,624	650,624	1,560,520	16,900,436
NT Small Company Fund Institutional Class	839,198	1,807,962	748,625	1,350	461,944	966,105	8,530,705
NT Vista Fund Institutional Class	834,795	1,738,412	761,712	(5,402)	16,690	925,786	10,637,287
Real Estate Fund Institutional Class	146,969	725,763	125,794	(4,956)	42,492	172,515	4,217,989
High-Yield Fund Institutional Class	2,165,914	3,232,176	821,660	(4,548)	610,737	2,552,725	16,005,585
Inflation-Adjusted Bond Fund Institutional Class	1,982,806	8,404,029	2,277,803	7,848	689,289	2,443,770	31,964,515
NT Diversified Bond Fund Institutional Class	8,257,704	31,677,122	9,672,732	(5,624)	2,351,355	10,241,385	112,245,574
Premium Money Market Fund Investor Class	34,761,888	10,123,855	2,672,439	—	1,941	42,213,304	42,213,304
International Bond Fund Institutional Class	1,679,263	7,628,543	2,093,711	(9,149)	503,139	2,059,175	29,487,380
NT International Growth Fund Institutional Class	1,922,365	3,122,544	2,225,718	50,947	288,953	2,011,321	21,078,642
		$100,187,291	$36,499,069	$(11,018)	$10,169,228		$421,671,620

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2015 Portfolio
NT Core Equity Plus Fund Institutional Class	2,390,599	$3,027,989	$922,199	$17,609	$652,854	2,574,168	$31,198,921
NT Equity Growth Fund Institutional Class	8,301,220	17,724,520	6,112,525	(72,925)	5,652,232	9,423,783	101,399,900
NT Growth Fund Institutional Class	4,959,081	11,389,762	3,050,066	7,473	2,692,761	5,611,907	72,786,430
NT Large Company Value Fund Institutional Class	10,584,839	13,172,578	5,811,173	54,008	2,459,302	11,369,131	114,373,458
NT Mid Cap Value Fund Institutional Class	3,890,798	4,271,960	2,214,683	28,800	1,737,320	4,093,921	44,337,168
NT Small Company Fund Institutional Class	2,126,736	2,985,337	869,968	(8,169)	1,156,616	2,383,281	21,044,375
NT Vista Fund Institutional Class	2,539,034	2,594,911	429,698	19,680	49,968	2,741,200	31,496,386
Real Estate Fund Institutional Class	420,775	1,192,077	120,965	3,822	117,508	467,135	11,421,460
High-Yield Fund Institutional Class	5,414,715	5,022,779	—	—	1,495,457	6,219,640	38,997,142
Inflation-Adjusted Bond Fund Institutional Class	4,956,388	14,612,278	1,001,046	(7,066)	1,691,000	5,981,779	78,241,663
NT Diversified Bond Fund Institutional Class	20,502,259	61,701,487	12,084,136	(53,127)	5,774,688	24,975,362	273,729,964
Premium Money Market Fund Investor Class	77,061,666	17,538,116	734,624	—	4,275	93,865,158	93,865,158
International Bond Fund Institutional Class	3,979,540	13,271,004	576,407	—	1,192,390	4,850,749	69,462,720
NT Emerging Markets Fund Institutional Class	601,196	53,923	1,061,618	135,856	—	485,025	5,175,216
NT International Growth Fund Institutional Class	5,231,088	4,541,931	4,624,208	82,279	764,622	5,215,536	54,658,818
		$173,100,652	$39,613,316	$208,240	$25,440,993		$1,042,188,779

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2020 Portfolio
NT Core Equity Plus Fund Institutional Class	1,527,327	$5,923,684	$791,248	$(8,740)	$468,106	1,971,242	$23,891,451
NT Equity Growth Fund Institutional Class	5,166,501	22,495,087	3,098,702	(43,682)	3,875,538	7,015,917	75,491,270
NT Growth Fund Institutional Class	3,612,565	19,561,858	3,402,092	(49,801)	2,192,209	4,875,617	63,236,757
NT Large Company Value Fund Institutional Class	6,915,890	22,477,058	3,332,927	(35,023)	1,753,884	8,924,620	89,781,682
NT Mid Cap Value Fund Institutional Class	2,904,792	10,063,183	1,870,314	(19,252)	1,432,234	3,702,967	40,103,127
NT Small Company Fund Institutional Class	1,358,447	4,435,403	658,432	(11,755)	818,104	1,809,042	15,973,837
NT Vista Fund Institutional Class	2,161,742	7,729,695	1,036,395	(14,382)	47,559	2,782,822	31,974,626
Real Estate Fund Institutional Class	328,371	2,698,183	215,099	(8,016)	102,962	434,390	10,620,846
High-Yield Fund Institutional Class	3,304,070	8,481,274	890,760	(9,370)	993,634	4,522,357	28,355,179
Inflation-Adjusted Bond Fund Institutional Class	3,033,421	19,895,154	2,022,197	1,170	1,177,610	4,376,510	57,244,756
NT Diversified Bond Fund Institutional Class	12,561,991	70,418,130	8,568,361	6,446	3,836,632	18,132,742	198,734,857
NT Emerging Markets Fund Institutional Class	1,067,325	2,666,700	446,716	(19,923)	—	1,289,667	13,760,751
NT International Growth Fund Institutional Class	3,971,338	10,654,222	3,024,709	31,480	639,008	4,736,643	49,640,023
Premium Money Market Fund Investor Class	35,177,103	17,755,683	1,428,458	—	2,129	51,504,328	51,504,328
International Bond Fund Institutional Class	2,136,745	15,537,869	1,426,216	2,768	685,941	3,103,405	44,440,767
		$240,793,183	$32,212,626	$(178,080)	$18,025,550		$794,754,257
(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2025 Portfolio
NT Core Equity Plus Fund Institutional Class	3,250,717	$5,993,178	$612,141	$8,749	$922,751	3,717,886	$45,060,777
NT Equity Growth Fund Institutional Class	10,766,551	25,987,790	3,891,710	(96,084)	7,546,782	12,889,292	138,688,785
NT Growth Fund Institutional Class	9,110,642	26,791,950	2,903,597	(27,588)	5,179,465	10,978,677	142,393,444
NT Large Company Value Fund Institutional Class	15,112,679	22,829,545	3,806,991	26,065	3,611,470	17,132,484	172,352,790
NT Mid Cap Value Fund Institutional Class	6,643,037	11,523,509	1,321,434	47,911	3,151,814	7,641,529	82,757,759
NT Small Company Fund Institutional Class	3,947,074	6,610,108	2,302,887	(6,308)	2,124,503	4,469,658	39,467,081
NT Vista Fund Institutional Class	5,408,310	8,488,562	772,056	2,465	109,880	6,128,942	70,421,547
Real Estate Fund Institutional Class	825,369	3,565,218	—	—	240,153	978,218	23,917,428
High-Yield Fund Institutional Class	6,578,085	9,519,203	—	—	1,893,298	8,106,145	50,825,527
Inflation-Adjusted Bond Fund Institutional Class	6,003,576	23,309,875	406,936	304	2,162,872	7,727,358	101,073,837
NT Diversified Bond Fund Institutional Class	24,854,951	87,756,940	6,009,350	(20,726)	7,260,094	32,216,859	353,096,770
NT Emerging Markets Fund Institutional Class	3,283,139	2,644,775	519,933	(21,652)	—	3,499,194	37,336,403
NT International Growth Fund Institutional Class	9,828,946	11,394,196	5,873,757	79,525	1,489,457	10,384,675	108,831,391
Premium Money Market Fund Investor Class	59,881,950	15,148,162	30,738	—	3,360	74,999,374	74,999,374
International Bond Fund Institutional Class	3,098,722	15,974,577	149,172	—	986,153	4,182,430	59,892,393
		$277,537,588	$28,600,702	$(7,339)	$36,682,052		$1,501,115,306

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2030 Portfolio
NT Core Equity Plus Fund Institutional Class	1,491,503	$6,171,559	$957,437	$(8,965)	$461,218	1,942,558	$23,543,800
NT Equity Growth Fund Institutional Class	4,534,797	20,781,708	3,042,476	(34,702)	3,432,756	6,222,958	66,959,030
NT Growth Fund Institutional Class	4,612,041	25,951,899	4,755,520	(70,766)	2,802,286	6,267,425	81,288,497
NT Large Company Value Fund Institutional Class	6,782,795	23,145,309	3,535,996	(21,951)	1,739,537	8,838,138	88,911,667
NT Mid Cap Value Fund Institutional Class	2,685,003	10,225,404	1,515,124	(19,232)	1,366,080	3,533,836	38,271,440
NT Small Company Fund Institutional Class	2,253,093	7,598,631	2,317,647	(43,461)	1,304,150	2,887,867	25,499,866
NT Vista Fund Institutional Class	2,435,953	9,373,181	1,486,095	(18,226)	54,030	3,166,946	36,388,208
Real Estate Fund Institutional Class	403,233	3,635,217	394,805	(14,099)	128,182	542,005	13,252,027
High-Yield Fund Institutional Class	2,520,709	6,900,649	727,026	(8,117)	765,878	3,511,473	22,016,937
Inflation-Adjusted Bond Fund Institutional Class	2,284,960	16,293,888	1,603,117	801	906,258	3,389,337	44,332,532
NT Diversified Bond Fund Institutional Class	9,420,248	56,603,329	6,434,949	21,243	2,925,712	13,937,478	152,754,764
NT Emerging Markets Fund Institutional Class	1,649,273	4,783,703	972,153	(73,065)	—	2,034,437	21,707,447
NT International Growth Fund Institutional Class	4,982,532	14,557,450	3,756,175	13,715	813,560	6,069,689	63,610,344
Premium Money Market Fund Investor Class	25,366,804	12,070,640	1,238,560	—	1,511	36,198,884	36,198,884
International Bond Fund Institutional Class	437,707	4,984,884	376,812	890	159,272	752,877	10,781,195
		$223,077,451	$33,113,892	$(275,935)	$16,860,430		$725,516,638

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions\ Received(1)	Share Balance	Market Value
LIVESTRONG 2035 Portfolio
NT Core Equity Plus Fund Institutional Class	2,518,988	$4,738,377	$295,756	$4,422	$709,871	2,903,994	$35,196,406
NT Equity Growth Fund Institutional Class	8,074,607	20,404,169	2,264,195	(69,754)	5,645,895	9,813,967	105,598,287
NT Growth Fund Institutional Class	8,807,150	27,615,135	1,523,233	(28,440)	5,015,054	10,846,972	140,685,232
NT Large Company Value Fund Institutional Class	12,167,453	19,033,863	1,783,604	(21,098)	2,898,092	13,992,144	140,760,971
NT Mid Cap Value Fund Institutional Class	5,080,596	8,201,765	1,187,449	3,550	2,341,276	5,767,269	62,459,518
NT Small Company Fund Institutional Class	4,292,075	7,933,346	888,125	(51,869)	2,399,164	5,142,561	45,408,816
NT Vista Fund Institutional Class	4,840,447	7,699,286	1,011,471	(2,708)	96,148	5,464,170	62,783,310
Real Estate Fund Institutional Class	771,440	3,549,409	—	—	225,845	923,354	22,576,015
High-Yield Fund Institutional Class	3,581,135	5,109,598	—	—	1,013,437	4,400,574	27,591,599
Inflation-Adjusted Bond Fund Institutional Class	3,322,924	13,793,571	411,402	(2,085)	1,188,915	4,331,866	56,660,805
NT Diversified Bond Fund Institutional Class	13,768,000	51,109,245	6,026,687	(25,240)	3,954,724	17,835,412	195,476,114
NT Emerging Markets Fund Institutional Class	3,369,064	3,238,428	1,203,997	(64,617)	—	3,570,710	38,099,479
NT International Growth Fund Institutional Class	9,351,486	13,588,659	3,915,798	(83,482)	1,450,946	10,343,487	108,399,742
Premium Money Market Fund Investor Class	32,036,485	11,459,981	59,021	—	1,873	43,437,445	43,437,445
		$197,474,832	$20,570,738	$(341,321)	$26,941,240		$1,085,133,739

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2040 Portfolio
NT Core Equity Plus Fund Institutional Class	1,105,545	$5,384,846	$599,730	$(4,269)	$354,480	1,519,363	$18,414,674
NT Equity Growth Fund Institutional Class	3,225,417	17,089,494	1,757,130	(19,891)	2,513,135	4,684,417	50,404,327
NT Growth Fund Institutional Class	3,607,363	24,220,607	2,426,310	(25,364)	2,296,959	5,308,198	68,847,327
NT Large Company Value Fund Institutional Class	4,984,032	19,815,063	2,043,116	(3,287)	1,312,340	6,844,847	68,859,164
NT Mid Cap Value Fund Institutional Class	2,260,844	9,580,915	1,222,677	(19,858)	1,158,262	3,075,729	33,310,149
NT Small Company Fund Institutional Class	1,573,431	6,535,583	880,243	(26,589)	983,219	2,247,358	19,844,170
NT Vista Fund Institutional Class	2,153,929	9,507,214	1,311,543	(22,623)	48,035	2,912,784	33,467,891
Real Estate Fund Institutional Class	327,896	3,567,712	264,847	(9,471)	109,242	469,167	11,471,123
High-Yield Fund Institutional Class	1,159,364	3,897,292	323,378	(3,610)	361,773	1,732,882	10,865,170
Inflation-Adjusted Bond Fund Institutional Class	1,063,741	8,765,942	727,908	220	437,744	1,667,817	21,815,052
NT Diversified Bond Fund Institutional Class	4,501,664	30,901,097	2,877,709	7,597	1,422,768	7,026,061	77,005,627
NT Emerging Markets Fund Institutional Class	1,634,762	5,667,818	1,115,791	(89,830)	—	2,090,511	22,305,747
NT International Growth Fund Institutional Class	3,604,118	12,957,850	2,038,820	(33,896)	614,738	4,709,183	49,352,233
Premium Money Market Fund Investor Class	4,073,188	3,537,180	205,617	—	279	7,404,751	7,404,751
		$161,428,613	$17,794,819	$(250,871)	$11,612,974		$493,367,405

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2045 Portfolio
NT Core Equity Plus Fund Institutional Class	2,243,457	$4,920,675	$170,171	$(1,418)	$639,137	2,655,194	$32,180,951
NT Equity Growth Fund Institutional Class	5,460,534	15,574,135	1,474,866	(53,705)	3,850,967	6,810,715	73,283,289
NT Growth Fund Institutional Class	6,428,036	22,638,131	1,201,874	(23,614)	3,694,254	8,103,941	105,108,117
NT Large Company Value Fund Institutional Class	8,880,192	15,531,847	373,293	(14,108)	2,132,152	10,475,862	105,387,172
NT Mid Cap Value Fund Institutional Class	4,029,865	8,088,910	186,002	(6,389)	1,911,136	4,801,249	51,997,524
NT Small Company Fund Institutional Class	2,827,526	5,711,560	591,475	(52,577)	1,591,626	3,447,118	30,438,050
NT Vista Fund Institutional Class	3,839,534	7,624,573	253,500	(3,531)	78,715	4,524,281	51,983,989
Real Estate Fund Institutional Class	612,651	3,201,937	—	—	181,428	749,469	18,324,517
High-Yield Fund Institutional Class	1,697,991	2,922,943	—	—	487,866	2,166,666	13,584,995
Inflation-Adjusted Bond Fund Institutional Class	1,549,978	7,304,081	161,032	(212)	564,298	2,088,882	27,322,580
NT Diversified Bond Fund Institutional Class	6,513,102	27,606,128	2,305,525	(3,043)	1,908,839	8,795,193	96,395,318
NT Emerging Markets Fund Institutional Class	3,283,043	4,255,325	1,693,257	(117,549)	—	3,539,422	37,765,634
NT International Growth Fund Institutional Class	6,094,048	9,571,020	2,332,924	(58,585)	941,086	6,828,371	71,561,323
		$134,951,265	$10,743,919	$(334,731)	$17,981,504		$715,333,459

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2050 Portfolio
NT Core Equity Plus Fund Institutional Class	691,586	$3,032,961	$206,793	$(2,341)	$218,864	935,890	$11,342,989
NT Equity Growth Fund Institutional Class	1,724,371	8,246,412	503,601	(7,069)	1,334,247	2,460,134	26,471,045
NT Growth Fund Institutional Class	2,015,143	12,242,491	754,577	(9,734)	1,284,286	2,909,732	37,739,229
NT Large Company Value Fund Institutional Class	2,828,432	10,068,633	618,278	(6,478)	738,435	3,818,047	38,409,557
NT Mid Cap Value Fund Institutional Class	1,264,534	4,802,392	433,216	(18,692)	644,023	1,691,245	18,316,189
NT Small Company Fund Institutional Class	974,167	3,692,702	420,374	(21,370)	606,000	1,364,187	12,045,768
NT Vista Fund Institutional Class	1,204,860	4,685,516	410,934	(7,932)	26,929	1,599,702	18,380,573
Real Estate Fund Institutional Class	206,815	2,037,856	74,543	(3,094)	67,589	290,603	7,105,233
High-Yield Fund Institutional Class	451,058	1,396,817	71,312	(796)	140,887	663,789	4,161,959
Inflation-Adjusted Bond Fund Institutional Class	414,111	3,182,069	181,901	(24)	168,109	639,793	8,368,487
NT Diversified Bond Fund Institutional Class	1,743,952	11,546,058	856,983	1,642	554,509	2,706,701	29,665,438
NT Emerging Markets Fund Institutional Class	1,150,083	3,855,479	460,432	(48,340)	—	1,490,512	15,903,761
NT International Growth Fund Institutional Class	1,831,658	5,849,817	743,579	(29,309)	311,767	2,350,821	24,636,599
		$74,639,203	$5,736,523	$(153,537)	$6,095,645		$252,546,827

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

	July 31, 2012					January 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2055 Portfolio
NT Core Equity Plus Fund Institutional Class	50,151	$611,840	$35,891	$(222)	$19,551	99,720	$1,208,603
NT Equity Growth Fund Institutional Class	128,167	1,647,062	171,938	(4,816)	120,586	268,419	2,888,185
NT Growth Fund Institutional Class	148,776	2,266,618	120,050	(2,811)	118,200	315,826	4,096,263
NT Large Company Value Fund Institutional Class	208,951	2,112,666	142,300	(1,461)	64,120	413,899	4,163,828
NT Mid Cap Value Fund Institutional Class	93,260	1,034,445	69,582	(266)	57,291	186,660	2,021,526
NT Small Company Fund Institutional Class	74,362	759,866	88,403	(3,354)	56,485	153,726	1,357,403
NT Vista Fund Institutional Class	88,867	1,031,938	71,129	(1,419)	2,523	176,912	2,032,715
Real Estate Fund Institutional Class	15,600	435,687	29,138	(608)	6,142	32,840	802,933
NT Emerging Markets Fund Institutional Class	87,371	893,591	98,475	135	—	164,699	1,757,342
NT International Growth Fund Institutional Class	130,645	1,241,020	108,676	(110)	27,441	243,981	2,556,922
High-Yield Fund Institutional Class	30,137	228,649	15,712	(38)	11,063	64,269	402,966
Inflation-Adjusted Bond Fund Institutional Class	27,675	488,502	34,113	(321)	13,403	61,949	810,288
NT Diversified Bond Fund Institutional Class	115,567	1,703,182	123,367	(1,133)	42,921	258,107	2,828,853
		$14,455,066	$1,108,774	$(16,424)	$539,726		$26,927,827

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

As of January 31, 2013, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Core Equity Plus Fund, NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

8. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Federal tax cost of investments	$370,416,026	$920,806,593	$704,287,503	$1,310,433,590	$635,881,519
Gross tax appreciation of investments	$51,255,594	$121,382,186	$90,466,754	$190,681,716	$89,688,151
Gross tax depreciation of investments	—	—	—	—	(53,032)
Net tax appreciation (depreciation) of investments	$51,255,594	$121,382,186	$90,466,754	$190,681,716	$89,635,119

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Federal tax cost of investments	$942,580,285	$434,617,552	$626,099,450	$226,853,199	$25,404,252
Gross tax appreciation of investments	$142,553,454	$58,749,853	$89,234,009	$25,693,628	$1,547,807
Gross tax depreciation of investments	—	—	—	—	(24,232)
Net tax appreciation (depreciation) of investments	$142,553,454	$58,749,853	$89,234,009	$25,693,628	$1,523,575

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG Income Portfolio
Investor Class
2013(4)	$11.61	0.17	0.46	0.63	(0.16)	(0.13)	(0.29)	$11.95	5.51%	0.20%(5)	2.72%(5)	10%	$174,392
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
2011	$10.27	0.24	0.97	1.21	(0.25)	—	(0.25)	$11.23	11.87%	0.21%	2.26%	10%	$81,907
2010	$9.53	0.22	0.74	0.96	(0.22)	—	(0.22)	$10.27	10.15%	0.21%	2.19%	13%	$102,497
2009	$10.64	0.24	(0.95)	(0.71)	(0.31)	(0.09)	(0.40)	$9.53	(6.44)%	0.20%	2.64%	51%	$95,441
2008	$11.06	0.40	(0.38)	0.02	(0.42)	(0.02)	(0.44)	$10.64	0.11%	0.20%	3.61%	26%	$49,378
Institutional Class
2013(4)	$11.61	0.18	0.47	0.65	(0.18)	(0.13)	(0.31)	$11.95	5.62%	0.00%(5)(6)	2.92%(5)	10%	$98,689
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
2011	$10.27	0.28	0.96	1.24	(0.27)	—	(0.27)	$11.24	12.20%	0.01%	2.46%	10%	$104,778
2010	$9.53	0.24	0.74	0.98	(0.24)	—	(0.24)	$10.27	10.37%	0.01%	2.39%	13%	$39,202
2009	$10.64	0.26	(0.95)	(0.69)	(0.33)	(0.09)	(0.42)	$9.53	(6.25)%	0.00%(6)	2.84%	51%	$25,088
2008	$11.06	0.42	(0.38)	0.04	(0.44)	(0.02)	(0.46)	$10.64	0.31%	0.00%(6)	3.81%	26%	$9,737

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2013(4)	$11.60	0.14	0.49	0.63	(0.15)	(0.13)	(0.28)	$11.95	5.46%	0.45%(5)	2.47%(5)	10%	$99,177
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111
2011	$10.27	0.22	0.96	1.18	(0.22)	—	(0.22)	$11.23	11.60%	0.46%	2.01%	10%	$87,205
2010	$9.53	0.19	0.75	0.94	(0.20)	—	(0.20)	$10.27	9.87%	0.46%	1.94%	13%	$68,110
2009	$10.64	0.21	(0.94)	(0.73)	(0.29)	(0.09)	(0.38)	$9.53	(6.67)%	0.45%	2.39%	51%	$34,202
2008	$11.05	0.35	(0.35)	—	(0.39)	(0.02)	(0.41)	$10.64	(0.05)%	0.45%	3.36%	26%	$8,285
C Class
2013(4)	$11.61	0.11	0.47	0.58	(0.10)	(0.13)	(0.23)	$11.96	5.03%	1.20%(5)	1.72%(5)	10%	$962
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
2011	$10.27	0.09	1.02	1.11	(0.14)	—	(0.14)	$11.24	10.87%	1.21%	1.26%	10%	$538
2010(8)	$10.15	0.03	0.12	0.15	(0.03)	—	(0.03)	$10.27	1.51%	1.21%(5)	0.77%(5)	13%(9)	$35
R Class
2013(4)	$11.59	0.13	0.48	0.61	(0.13)	(0.13)	(0.26)	$11.94	5.32%	0.70%(5)	2.22%(5)	10%	$48,453
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365
2011	$10.26	0.19	0.96	1.15	(0.19)	—	(0.19)	$11.22	11.33%	0.71%	1.76%	10%	$24,616
2010	$9.52	0.16	0.75	0.91	(0.17)	—	(0.17)	$10.26	9.61%	0.71%	1.69%	13%	$12,527
2009	$10.63	0.18	(0.93)	(0.75)	(0.27)	(0.09)	(0.36)	$9.52	(6.91)%	0.70%	2.14%	51%	$3,466
2008	$11.05	0.30	(0.34)	(0.04)	(0.36)	(0.02)	(0.38)	$10.63	(0.40)%	0.70%	3.11%	26%	$351

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2015 Portfolio
Investor Class
2013(4)	$12.26	0.17	0.53	0.70	(0.25)	(0.10)	(0.35)	$12.61	5.74%	0.20%(5)	2.74%(5)	4%	$502,481
2012	$11.88	0.26	0.39	0.65	(0.27)	—	(0.27)	$12.26	5.63%	0.21%	2.22%	19%	$424,416
2011	$10.76	0.25	1.11	1.36	(0.24)	—	(0.24)	$11.88	12.72%	0.21%	2.21%	4%	$322,747
2010	$9.87	0.22	0.86	1.08	(0.19)	—	(0.19)	$10.76	11.00%	0.21%	2.11%	9%	$284,172
2009	$11.39	0.26	(1.29)	(1.03)	(0.35)	(0.14)	(0.49)	$9.87	(8.63)%	0.20%	2.78%	28%	$217,149
2008	$11.91	0.43	(0.49)	(0.06)	(0.41)	(0.05)	(0.46)	$11.39	(0.67)%	0.20%	3.62%	20%	$161,838
Institutional Class
2013(4)	$12.28	0.19	0.52	0.71	(0.27)	(0.10)	(0.37)	$12.62	5.87%	0.00%(5)(6)	2.94%(5)	4%	$160,563
2012	$11.90	0.29	0.38	0.67	(0.29)	—	(0.29)	$12.28	5.83%	0.01%	2.42%	19%	$125,106
2011	$10.78	0.29	1.09	1.38	(0.26)	—	(0.26)	$11.90	12.92%	0.01%	2.41%	4%	$175,214
2010	$9.89	0.25	0.85	1.10	(0.21)	—	(0.21)	$10.78	11.20%	0.01%	2.31%	9%	$82,264
2009	$11.41	0.24	(1.25)	(1.01)	(0.37)	(0.14)	(0.51)	$9.89	(8.42)%	0.00%(6)	2.98%	28%	$59,500
2008	$11.93	0.44	(0.48)	(0.04)	(0.43)	(0.05)	(0.48)	$11.41	(0.46)%	0.00%(6)	3.82%	20%	$17,845
A Class(7)
2013(4)	$12.24	0.15	0.54	0.69	(0.22)	(0.10)	(0.32)	$12.61	5.65%	0.45%(5)	2.49%(5)	4%	$268,453
2012	$11.87	0.23	0.38	0.61	(0.24)	—	(0.24)	$12.24	5.28%	0.46%	1.97%	19%	$242,298
2011	$10.75	0.22	1.11	1.33	(0.21)	—	(0.21)	$11.87	12.44%	0.46%	1.96%	4%	$178,615
2010	$9.86	0.19	0.86	1.05	(0.16)	—	(0.16)	$10.75	10.73%	0.46%	1.86%	9%	$115,945
2009	$11.37	0.25	(1.29)	(1.04)	(0.33)	(0.14)	(0.47)	$9.86	(8.79)%	0.45%	2.53%	28%	$40,386
2008	$11.89	0.38	(0.47)	(0.09)	(0.38)	(0.05)	(0.43)	$11.37	(0.93)%	0.45%	3.37%	20%	$24,384

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$12.21	0.12	0.52	0.64	(0.12)	(0.10)	(0.22)	$12.63	5.28%	1.20%(5)	1.74%(5)	4%	$3,143
2012	$11.84	0.13	0.39	0.52	(0.15)	—	(0.15)	$12.21	4.50%	1.21%	1.22%	19%	$2,124
2011	$10.72	0.12	1.12	1.24	(0.12)	—	(0.12)	$11.84	11.62%	1.21%	1.21%	4%	$934
2010(8)	$10.55	0.04	0.13	0.17	—	—	—	$10.72	1.61%	1.21%(5)	0.83%(5)	9%(9)	$182
R Class
2013(4)	$12.22	0.14	0.53	0.67	(0.18)	(0.10)	(0.28)	$12.61	5.56%	0.70%(5)	2.24%(5)	4%	$107,549
2012	$11.85	0.20	0.38	0.58	(0.21)	—	(0.21)	$12.22	5.02%	0.71%	1.72%	19%	$86,079
2011	$10.73	0.20	1.10	1.30	(0.18)	—	(0.18)	$11.85	12.18%	0.71%	1.71%	4%	$58,006
2010	$9.84	0.16	0.87	1.03	(0.14)	—	(0.14)	$10.73	10.47%	0.71%	1.61%	9%	$37,643
2009	$11.36	0.18	(1.25)	(1.07)	(0.31)	(0.14)	(0.45)	$9.84	(9.12)%	0.70%	2.28%	28%	$13,316
2008	$11.88	0.39	(0.51)	(0.12)	(0.35)	(0.05)	(0.40)	$11.36	(1.19)%	0.70%	3.12%	20%	$4,165

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2020 Portfolio
Investor Class
2013(4)	$10.64	0.15	0.53	0.68	(0.20)	(0.10)	(0.30)	$11.02	6.46%	0.20%(5)	2.77%(5)	5%	$313,767
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
2011	$9.30	0.20	1.06	1.26	(0.19)	—(6)	(0.19)	$10.37	13.66%	0.21%	2.13%	4%	$105,921
2010	$8.47	0.19	0.80	0.99	(0.15)	(0.01)	(0.16)	$9.30	11.69%	0.21%	1.99%	8%	$127,604
2009	$9.49	0.13	(1.03)	(0.90)	(0.12)	—	(0.12)	$8.47	(9.38)%	0.20%	1.70%	53%	$91,329
2008(7)	$10.00	0.03	(0.54)	(0.51)	—	—	—	$9.49	(5.10)%	0.20%(5)	1.89%(5)	0%	$1,073
Institutional Class
2013(4)	$10.65	0.17	0.52	0.69	(0.22)	(0.10)	(0.32)	$11.02	6.57%	0.00%(5)(8)	2.97%(5)	5%	$177,247
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
2011	$9.31	0.24	1.04	1.28	(0.21)	—(6)	(0.21)	$10.38	13.88%	0.01%	2.33%	4%	$169,034
2010	$8.47	0.20	0.81	1.01	(0.16)	(0.01)	(0.17)	$9.31	11.90%	0.01%	2.19%	8%	$44,304
2009	$9.50	0.15	(1.05)	(0.90)	(0.13)	—	(0.13)	$8.47	(9.26)%	0.00%(8)	1.90%	53%	$21,532
2008(7)	$10.00	0.04	(0.54)	(0.50)	—	—	—	$9.50	(5.00)%	0.00%(5)(8)	2.09%(5)	0%	$16
A Class(9)
2013(4)	$10.62	0.14	0.52	0.66	(0.17)	(0.10)	(0.27)	$11.01	6.29%	0.45%(5)	2.52%(5)	5%	$217,226
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502
2011	$9.28	0.19	1.05	1.24	(0.16)	—(6)	(0.16)	$10.36	13.51%	0.46%	1.88%	4%	$124,401
2010	$8.45	0.15	0.81	0.96	(0.12)	(0.01)	(0.13)	$9.28	11.43%	0.46%	1.74%	8%	$80,483
2009	$9.49	0.15	(1.08)	(0.93)	(0.11)	—	(0.11)	$8.45	(9.72)%	0.45%	1.45%	53%	$3,882
2008(7)	$10.00	0.04	(0.55)	(0.51)	—	—	—	$9.49	(5.10)%	0.45%(5)	1.64%(5)	0%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$10.61	0.10	0.52	0.62	(0.09)	(0.10)	(0.19)	$11.04	5.87%	1.20%(5)	1.77%(5)	5%	$3,413
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
2011	$9.26	0.10	1.07	1.17	(0.09)	—(6)	(0.09)	$10.34	12.68%	1.21%	1.13%	4%	$578
2010(10)	$9.12	0.03	0.11	0.14	—	—	—	$9.26	1.54%	1.21%(5)	0.67%(5)	8%(11)	$103
R Class
2013(4)	$10.61	0.12	0.53	0.65	(0.15)	(0.10)	(0.25)	$11.01	6.12%	0.70%(5)	2.27%(5)	5%	$83,099
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212
2011	$9.27	0.16	1.05	1.21	(0.14)	—(6)	(0.14)	$10.34	13.13%	0.71%	1.63%	4%	$35,703
2010	$8.44	0.13	0.81	0.94	(0.10)	(0.01)	(0.11)	$9.27	11.17%	0.71%	1.49%	8%	$14,928
2009	$9.49	0.14	(1.10)	(0.96)	(0.09)	—	(0.09)	$8.44	(9.96)%	0.70%	1.20%	53%	$3,274
2008(7)	$10.00	0.03	(0.54)	(0.51)	—	—	—	$9.49	(5.10)%	0.70%(5)	1.39%(5)	0%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2025 Portfolio
Investor Class
2013(4)	$12.46	0.17	0.70	0.87	(0.24)	(0.09)	(0.33)	$13.00	7.03%	0.20%(5)	2.71%(5)	2%	$690,466
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
2011	$10.78	0.23	1.34	1.57	(0.22)	—	(0.22)	$12.13	14.60%	0.21%	1.98%	3%	$425,965
2010	$9.76	0.19	1.00	1.19	(0.17)	—	(0.17)	$10.78	12.19%	0.21%	1.83%	10%	$393,154
2009	$11.63	0.22	(1.63)	(1.41)	(0.30)	(0.16)	(0.46)	$9.76	(11.64)%	0.20%	2.43%	22%	$313,816
2008	$12.35	0.42	(0.69)	(0.27)	(0.40)	(0.05)	(0.45)	$11.63	(2.39)%	0.20%	3.40%	18%	$215,024
Institutional Class
2013(4)	$12.47	0.19	0.70	0.89	(0.27)	(0.09)	(0.36)	$13.00	7.16%	0.00%(5)(6)	2.91%(5)	2%	$253,688
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
2011	$10.79	0.27	1.32	1.59	(0.24)	—	(0.24)	$12.14	14.82%	0.01%	2.18%	3%	$257,121
2010	$9.77	0.21	1.00	1.21	(0.19)	—	(0.19)	$10.79	12.40%	0.01%	2.03%	10%	$103,770
2009	$11.64	0.24	(1.63)	(1.39)	(0.32)	(0.16)	(0.48)	$9.77	(11.45)%	0.00%(6)	2.63%	22%	$78,031
2008	$12.37	0.43	(0.69)	(0.26)	(0.42)	(0.05)	(0.47)	$11.64	(2.27)%	0.00%(6)	3.60%	18%	$44,611
A Class(7)
2013(4)	$12.44	0.16	0.70	0.86	(0.21)	(0.09)	(0.30)	$13.00	6.93%	0.45%(5)	2.46%(5)	2%	$399,884
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130
2011	$10.77	0.20	1.33	1.53	(0.19)	—	(0.19)	$12.11	14.23%	0.46%	1.73%	3%	$242,996
2010	$9.74	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.77	12.03%	0.46%	1.58%	10%	$143,045
2009	$11.61	0.21	(1.64)	(1.43)	(0.28)	(0.16)	(0.44)	$9.74	(11.89)%	0.45%	2.18%	22%	$49,723
2008	$12.34	0.35	(0.66)	(0.31)	(0.37)	(0.05)	(0.42)	$11.61	(2.73)%	0.45%	3.15%	18%	$28,073

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$12.41	0.11	0.70	0.81	(0.11)	(0.09)	(0.20)	$13.02	6.54%	1.20%(5)	1.71%(5)	2%	$5,027
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
2011	$10.74	0.11	1.34	1.45	(0.10)	—	(0.10)	$12.09	13.50%	1.21%	0.98%	3%	$1,595
2010(8)	$10.58	0.02	0.14	0.16	—	—	—	$10.74	1.51%	1.21%(5)	0.43%(5)	10%(9)	$373
R Class
2013(4)	$12.42	0.14	0.70	0.84	(0.18)	(0.09)	(0.27)	$12.99	6.75%	0.70%(5)	2.21%(5)	2%	$152,055
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489
2011	$10.75	0.17	1.33	1.50	(0.16)	—	(0.16)	$12.09	13.97%	0.71%	1.48%	3%	$88,153
2010	$9.73	0.14	0.99	1.13	(0.11)	—	(0.11)	$10.75	11.66%	0.71%	1.33%	10%	$47,433
2009	$11.60	0.16	(1.62)	(1.46)	(0.25)	(0.16)	(0.41)	$9.73	(12.12)%	0.70%	1.93%	22%	$16,344
2008	$12.32	0.36	(0.70)	(0.34)	(0.33)	(0.05)	(0.38)	$11.60	(2.90)%	0.70%	2.90%	18%	$2,746

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2030 Portfolio
Investor Class
2013(4)	$10.41	0.14	0.65	0.79	(0.18)	(0.09)	(0.27)	$10.93	7.73%	0.20%(5)	2.62%(5)	6%	$259,394
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
2011	$8.95	0.16	1.21	1.37	(0.15)	—(6)	(0.15)	$10.17	15.41%	0.21%	1.76%	4%	$76,884
2010	$8.04	0.14	0.89	1.03	(0.11)	(0.01)	(0.12)	$8.95	12.90%	0.21%	1.63%	7%	$99,983
2009	$9.39	0.10	(1.36)	(1.26)	(0.09)	—	(0.09)	$8.04	(13.30)%	0.20%	1.48%	43%	$70,382
2008(7)	$10.00	0.02	(0.63)	(0.61)	—	—	—	$9.39	(6.10)%	0.20%(5)	1.49%(5)	4%	$626
Institutional Class
2013(4)	$10.42	0.16	0.64	0.80	(0.20)	(0.09)	(0.29)	$10.93	7.94%	0.00%(5)(8)	2.82%(5)	6%	$163,085
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
2011	$8.95	0.20	1.20	1.40	(0.17)	—(6)	(0.17)	$10.18	15.62%	0.01%	1.96%	4%	$144,661
2010	$8.05	0.16	0.88	1.04	(0.13)	(0.01)	(0.14)	$8.95	13.11%	0.01%	1.83%	7%	$33,647
2009	$9.40	0.12	(1.37)	(1.25)	(0.10)	—	(0.10)	$8.05	(13.18)%	0.00%(8)	1.68%	43%	$17,528
2008(7)	$10.00	0.04	(0.64)	(0.60)	—	—	—	$9.40	(6.00)%	0.00%(5)(8)	1.69%(5)	4%	$6
A Class(9)
2013(4)	$10.38	0.13	0.66	0.79	(0.16)	(0.09)	(0.25)	$10.92	7.67%	0.45%(5)	2.37%(5)	6%	$213,275
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227
2011	$8.93	0.15	1.20	1.35	(0.13)	—(6)	(0.13)	$10.15	15.15%	0.46%	1.51%	4%	$114,892
2010	$8.03	0.12	0.88	1.00	(0.09)	(0.01)	(0.10)	$8.93	12.51%	0.46%	1.38%	7%	$71,159
2009	$9.39	0.11	(1.39)	(1.28)	(0.08)	—	(0.08)	$8.03	(13.53)%	0.45%	1.23%	43%	$3,378
2008(7)	$10.00	0.03	(0.64)	(0.61)	—	—	—	$9.39	(6.10)%	0.45%(5)	1.24%(5)	4%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$10.37	0.09	0.65	0.74	(0.07)	(0.09)	(0.16)	$10.95	7.25%	1.20%(5)	1.62%(5)	6%	$2,251
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
2011	$8.92	0.06	1.20	1.26	(0.05)	—(6)	(0.05)	$10.13	14.18%	1.21%	0.76%	4%	$728
2010(10)	$8.80	0.02	0.10	0.12	—	—	—	$8.92	1.36%	1.21%(5)	0.41%(5)	7%(11)	$162
R Class
2013(4)	$10.37	0.11	0.66	0.77	(0.13)	(0.09)	(0.22)	$10.92	7.50%	0.70%(5)	2.12%(5)	6%	$87,513
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278
2011	$8.92	0.12	1.20	1.32	(0.10)	—(6)	(0.10)	$10.14	14.88%	0.71%	1.26%	4%	$35,411
2010	$8.02	0.10	0.88	0.98	(0.07)	(0.01)	(0.08)	$8.92	12.24%	0.71%	1.13%	7%	$14,455
2009	$9.39	0.12	(1.42)	(1.30)	(0.07)	—	(0.07)	$8.02	(13.76)%	0.70%	0.98%	43%	$3,573
2008(7)	$10.00	0.02	(0.63)	(0.61)	—	—	—	$9.39	(6.10)%	0.70%(5)	0.99%(5)	4%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2035 Portfolio
Investor Class
2013(4)	$12.81	0.17	0.91	1.08	(0.22)	(0.11)	(0.33)	$13.56	8.56%	0.20%(5)	2.51%(5)	2%	$473,809
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
2011	$10.92	0.20	1.59	1.79	(0.19)	—	(0.19)	$12.52	16.44%	0.21%	1.68%	3%	$277,333
2010	$9.74	0.17	1.15	1.32	(0.14)	—	(0.14)	$10.92	13.58%	0.21%	1.54%	8%	$231,716
2009	$12.10	0.19	(2.13)	(1.94)	(0.24)	(0.18)	(0.42)	$9.74	(15.54)%	0.20%	2.12%	18%	$170,455
2008	$13.09	0.41	(0.95)	(0.54)	(0.40)	(0.05)	(0.45)	$12.10	(4.33)%	0.20%	3.19%	16%	$128,815
Institutional Class
2013(4)	$12.83	0.18	0.92	1.10	(0.25)	(0.11)	(0.36)	$13.57	8.69%	0.00%(5)(6)	2.71%(5)	2%	$193,239
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
2011	$10.93	0.24	1.58	1.82	(0.21)	—	(0.21)	$12.54	16.75%	0.01%	1.88%	3%	$154,449
2010	$9.76	0.19	1.14	1.33	(0.16)	—	(0.16)	$10.93	13.68%	0.01%	1.74%	8%	$66,385
2009	$12.12	0.20	(2.12)	(1.92)	(0.26)	(0.18)	(0.44)	$9.76	(15.34)%	0.00%(6)	2.32%	18%	$46,544
2008	$13.11	0.44	(0.95)	(0.51)	(0.43)	(0.05)	(0.48)	$12.12	(4.13)%	0.00%(6)	3.39%	16%	$24,120
A Class(7)
2013(4)	$12.79	0.15	0.92	1.07	(0.19)	(0.11)	(0.30)	$13.56	8.46%	0.45%(5)	2.26%(5)	2%	$294,640
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410
2011	$10.90	0.17	1.59	1.76	(0.16)	—	(0.16)	$12.50	16.17%	0.46%	1.43%	3%	$174,230
2010	$9.73	0.14	1.14	1.28	(0.11)	—	(0.11)	$10.90	13.21%	0.46%	1.29%	8%	$103,002
2009	$12.09	0.17	(2.13)	(1.96)	(0.22)	(0.18)	(0.40)	$9.73	(15.77)%	0.45%	1.87%	18%	$32,896
2008	$13.08	0.35	(0.92)	(0.57)	(0.37)	(0.05)	(0.42)	$12.09	(4.58)%	0.45%	2.94%	16%	$19,145

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$12.76	0.10	0.91	1.01	(0.09)	(0.11)	(0.20)	$13.57	7.97%	1.20%(5)	1.51%(5)	2%	$2,582
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
2011	$10.87	0.07	1.59	1.66	(0.07)	—	(0.07)	$12.46	15.25%	1.21%	0.68%	3%	$630
2010(8)	$10.74	0.01	0.12	0.13	—	—	—	$10.87	1.21%	1.21%(5)	0.29%(5)	8%(9)	$86
R Class
2013(4)	$12.78	0.13	0.92	1.05	(0.16)	(0.11)	(0.27)	$13.56	8.27%	0.70%(5)	2.01%(5)	2%	$120,873
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164
2011	$10.89	0.14	1.58	1.72	(0.13)	—	(0.13)	$12.48	15.80%	0.71%	1.18%	3%	$71,077
2010	$9.72	0.11	1.15	1.26	(0.09)	—	(0.09)	$10.89	12.93%	0.71%	1.04%	8%	$35,276
2009	$12.07	0.14	(2.11)	(1.97)	(0.20)	(0.18)	(0.38)	$9.72	(15.92)%	0.70%	1.62%	18%	$10,785
2008	$13.06	0.43	(1.03)	(0.60)	(0.34)	(0.05)	(0.39)	$12.07	(4.84)%	0.70%	2.69%	16%	$2,178

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2040 Portfolio
Investor Class
2013(4)	$10.31	0.14	0.81	0.95	(0.16)	(0.08)	(0.24)	$11.02	9.39%	0.20%(5)	2.57%(5)	4%	$173,967
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
2011	$8.72	0.14	1.39	1.53	(0.14)	—(6)	(0.14)	$10.11	17.57%	0.21%	1.57%	5%	$44,433
2010	$7.75	0.12	0.95	1.07	(0.09)	(0.01)	(0.10)	$8.72	13.80%	0.21%	1.40%	3%	$41,985
2009	$9.29	0.09	(1.54)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.53)%	0.20%	1.38%	25%	$24,386
2008(7)	$10.00	0.01	(0.72)	(0.71)	—	—	—	$9.29	(7.10)%	0.20%(5)	1.10%(5)	3%	$831
Institutional Class
2013(4)	$10.32	0.15	0.80	0.95	(0.18)	(0.08)	(0.26)	$11.01	9.40%	0.00%(5)(8)	2.77%(5)	4%	$128,290
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
2011	$8.73	0.18	1.37	1.55	(0.16)	—(6)	(0.16)	$10.12	17.78%	0.01%	1.77%	5%	$78,468
2010	$7.75	0.14	0.96	1.10	(0.11)	(0.01)	(0.12)	$8.73	14.16%	0.01%	1.60%	3%	$22,593
2009	$9.29	0.11	(1.56)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.43)%	0.00%(8)	1.58%	25%	$9,846
2008(7)	$10.00	0.03	(0.74)	(0.71)	—	—	—	$9.29	(7.10)%	0.00%(5)(8)	1.30%(5)	3%	$6
A Class(9)
2013(4)	$10.30	0.12	0.81	0.93	(0.14)	(0.08)	(0.22)	$11.01	9.12%	0.45%(5)	2.32%(5)	4%	$139,593
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524
2011	$8.71	0.13	1.37	1.50	(0.11)	—(6)	(0.11)	$10.10	17.29%	0.46%	1.32%	5%	$69,629
2010	$7.73	0.09	0.97	1.06	(0.07)	(0.01)	(0.08)	$8.71	13.68%	0.46%	1.15%	3%	$42,212
2009	$9.29	0.09	(1.57)	(1.48)	(0.08)	—	(0.08)	$7.73	(15.87)%	0.45%	1.13%	25%	$1,551
2008(7)	$10.00	0.02	(0.73)	(0.71)	—	—	—	$9.29	(7.10)%	0.45%(5)	0.85%(5)	3%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$10.26	0.09	0.80	0.89	(0.05)	(0.08)	(0.13)	$11.02	8.81%	1.20%(5)	1.57%(5)	4%	$1,357
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
2011	$8.68	0.05	1.38	1.43	(0.04)	—(6)	(0.04)	$10.07	16.46%	1.21%	0.57%	5%	$215
2010(10)	$8.60	—(6)	0.08	0.08	—	—	—	$8.68	0.93%	1.21%(5)	0.12%(5)	3%(11)	$68
R Class
2013(4)	$10.28	0.11	0.81	0.92	(0.11)	(0.08)	(0.19)	$11.01	9.06%	0.70%(5)	2.07%(5)	4%	$50,162
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524
2011	$8.69	0.10	1.38	1.48	(0.09)	—(6)	(0.09)	$10.08	17.03%	0.71%	1.07%	5%	$18,752
2010	$7.72	0.08	0.95	1.03	(0.05)	(0.01)	(0.06)	$8.69	13.28%	0.71%	0.90%	3%	$7,773
2009	$9.28	0.10	(1.59)	(1.49)	(0.07)	—	(0.07)	$7.72	(16.01)%	0.70%	0.88%	25%	$2,347
2008(7)	$10.00	0.02	(0.74)	(0.72)	—	—	—	$9.28	(7.20)%	0.70%(5)	0.60%(5)	3%	$6

Notes to Financial Highlight

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2045 Portfolio
Investor Class
2013(4)	$12.84	0.17	1.08	1.25	(0.21)	(0.10)	(0.31)	$13.78	9.85%	0.20%(5)	2.50%(5)	2%	$292,214
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
2011	$10.82	0.18	1.76	1.94	(0.17)	—	(0.17)	$12.59	17.98%	0.21%	1.51%	2%	$157,711
2010	$9.59	0.14	1.22	1.36	(0.13)	—	(0.13)	$10.82	14.16%	0.21%	1.35%	9%	$113,447
2009	$12.24	0.18	(2.41)	(2.23)	(0.22)	(0.20)	(0.42)	$9.59	(17.74)%	0.20%	1.99%	18%	$85,095
2008	$13.40	0.42	(1.12)	(0.70)	(0.41)	(0.05)	(0.46)	$12.24	(5.53)%	0.20%	3.19%	18%	$72,649
Institutional Class
2013(4)	$12.86	0.18	1.08	1.26	(0.24)	(0.10)	(0.34)	$13.78	9.90%	0.00%(5)(6)	2.70%(5)	2%	$159,152
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
2011	$10.83	0.21	1.75	1.96	(0.19)	—	(0.19)	$12.60	18.10%	0.01%	1.71%	2%	$110,477
2010	$9.60	0.16	1.22	1.38	(0.15)	—	(0.15)	$10.83	14.48%	0.01%	1.55%	9%	$57,836
2009	$12.25	0.20	(2.41)	(2.21)	(0.24)	(0.20)	(0.44)	$9.60	(17.56)%	0.00%(6)	2.19%	18%	$34,639
2008	$13.42	0.44	(1.12)	(0.68)	(0.44)	(0.05)	(0.49)	$12.25	(5.40)%	0.00%(6)	3.39%	18%	$31,054
A Class(7)
2013(4)	$12.82	0.15	1.08	1.23	(0.18)	(0.10)	(0.28)	$13.77	9.67%	0.45%(5)	2.25%(5)	2%	$185,904
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197
2011	$10.80	0.15	1.75	1.90	(0.14)	—	(0.14)	$12.56	17.63%	0.46%	1.26%	2%	$104,426
2010	$9.57	0.11	1.22	1.33	(0.10)	—	(0.10)	$10.80	13.90%	0.46%	1.10%	9%	$56,695
2009	$12.22	0.15	(2.40)	(2.25)	(0.20)	(0.20)	(0.40)	$9.57	(17.98)%	0.45%	1.74%	18%	$17,537
2008	$13.38	0.39	(1.13)	(0.74)	(0.37)	(0.05)	(0.42)	$12.22	(5.78)%	0.45%	2.94%	18%	$11,411

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$12.79	0.12	1.06	1.18	(0.08)	(0.10)	(0.18)	$13.79	9.25%	1.20%(5)	1.50%(5)	2%	$912
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
2011	$10.78	0.03	1.77	1.80	(0.05)	—	(0.05)	$12.53	16.68%	1.21%	0.51%	2%	$363
2010(8)	$10.67	0.01	0.10	0.11	—	—	—	$10.78	1.03%	1.21%(5)	0.14%(5)	9%(9)	$59
R Class
2013(4)	$12.81	0.13	1.08	1.21	(0.15)	(0.10)	(0.25)	$13.77	9.47%	0.70%(5)	2.00%(5)	2%	$77,151
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208
2011	$10.79	0.12	1.75	1.87	(0.11)	—	(0.11)	$12.55	17.35%	0.71%	1.01%	2%	$39,540
2010	$9.56	0.09	1.21	1.30	(0.07)	—	(0.07)	$10.79	13.63%	0.71%	0.85%	9%	$17,327
2009	$12.21	0.11	(2.38)	(2.27)	(0.18)	(0.20)	(0.38)	$9.56	(18.20)%	0.70%	1.49%	18%	$4,966
2008	$13.36	0.38	(1.14)	(0.76)	(0.34)	(0.05)	(0.39)	$12.21	(5.96)%	0.70%	2.69%	18%	$1,403

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through July 31, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2050 Portfolio
Investor Class
2013(4)	$10.07	0.13	0.88	1.01	(0.15)	(0.08)	(0.23)	$10.85	10.17%	0.20%(5)	2.49%(5)	3%	$79,293
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
2011	$8.45	0.13	1.42	1.55	(0.12)	—(6)	(0.12)	$9.88	18.35%	0.21%	1.37%	6%	$20,035
2010	$7.46	0.10	0.97	1.07	(0.08)	—(6)	(0.08)	$8.45	14.33%	0.22%	1.17%	13%	$10,225
2009	$9.23	0.10	(1.80)	(1.70)	(0.07)	—	(0.07)	$7.46	(18.30)%	0.20%	1.57%	26%	$3,454
2008(7)	$10.00	0.02	(0.79)	(0.77)	—	—	—	$9.23	(7.70)%	0.20%(5)	1.16%(5)	3%	$464
Institutional Class
2013(4)	$10.09	0.14	0.88	1.02	(0.17)	(0.08)	(0.25)	$10.86	10.27%	0.00%(5)(8)	2.69%(5)	3%	$77,402
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
2011	$8.46	0.15	1.43	1.58	(0.14)	—(6)	(0.14)	$9.90	18.69%	0.01%	1.57%	6%	$30,796
2010	$7.47	0.12	0.96	1.08	(0.09)	—(6)	(0.09)	$8.46	14.54%	0.02%	1.37%	13%	$8,482
2009	$9.23	0.12	(1.80)	(1.68)	(0.08)	—	(0.08)	$7.47	(18.09)%	0.00%(8)	1.77%	26%	$3,179
2008(7)	$10.00	0.03	(0.80)	(0.77)	—	—	—	$9.23	(7.70)%	0.00%(5)(8)	1.36%(5)	3%	$6
A Class(9)
2013(4)	$10.06	0.11	0.89	1.00	(0.13)	(0.08)	(0.21)	$10.85	10.00%	0.45%(5)	2.24%(5)	3%	$71,047
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073
2011	$8.44	0.11	1.41	1.52	(0.09)	—(6)	(0.09)	$9.87	18.08%	0.46%	1.12%	6%	$29,685
2010	$7.45	0.07	0.97	1.04	(0.05)	—(6)	(0.05)	$8.44	14.06%	0.47%	0.92%	13%	$13,463
2009	$9.23	0.07	(1.79)	(1.72)	(0.06)	—	(0.06)	$7.45	(18.52)%	0.45%	1.32%	26%	$336
2008(7)	$10.00	0.02	(0.79)	(0.77)	—	—	—	$9.23	(7.70)%	0.45%(5)	0.91%(5)	3%	$6

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(4)	$10.04	0.09	0.87	0.96	(0.05)	(0.08)	(0.13)	$10.87	9.59%	1.20%(5)	1.49%(5)	3%	$1,298
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
2011	$8.42	0.05	1.40	1.45	(0.02)	—(6)	(0.02)	$9.85	17.23%	1.21%	0.37%	6%	$117
2010(10)	$8.35	—(6)	0.07	0.07	—	—	—	$8.42	0.84%	1.22%(5)	0.06%(5)	13%(11)	$32
R Class
2013(4)	$10.05	0.10	0.88	0.98	(0.10)	(0.08)	(0.18)	$10.85	9.83%	0.70%(5)	1.99%(5)	3%	$23,505
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933
2011	$8.43	0.09	1.41	1.50	(0.07)	—(6)	(0.07)	$9.86	17.80%	0.71%	0.87%	6%	$7,660
2010	$7.44	0.06	0.96	1.02	(0.03)	—(6)	(0.03)	$8.43	13.79%	0.73%	0.66%	13%	$3,076
2009	$9.22	0.08	(1.81)	(1.73)	(0.05)	—	(0.05)	$7.44	(18.66)%	0.70%	1.07%	26%	$186
2008(7)	$10.00	0.02	(0.80)	(0.78)	—	—	—	$9.22	(7.80)%	0.70%(5)	0.66%(5)	3%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	May 30, 2008 (fund inception) through July 31, 2008.
(8)	Ratio was less than 0.005%.
(9)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(10)	March 1, 2010 (commencement of sale) through July 31, 2010.
(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2055 Portfolio
Investor Class
2013(4)	$10.19	0.13	0.91	1.04	(0.14)	(0.03)	(0.17)	$11.06	10.29%	0.20%(5)	2.48%(5)	6%	$10,503
2012	$9.92	0.12	0.25	0.37	(0.10)	—	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
2011(6)	$10.00	0.03	(0.11)	(0.08)	—	—	—	$9.92	(0.80)%	0.20%(5)	0.86%(5)	12%	$390
Institutional Class
2013(4)	$10.20	0.14	0.91	1.05	(0.16)	(0.03)	(0.19)	$11.06	10.40%	0.00%(5)(7)	2.68%(5)	6%	$6,262
2012	$9.92	0.14	0.25	0.39	(0.11)	—	(0.11)	$10.20	4.04%	0.00%(7)	1.45%	44%	$3,939
2011(6)	$10.00	0.04	(0.12)	(0.08)	—	—	—	$9.92	(0.80)%	0.00%(5)(7)	1.06%(5)	12%	$379
A Class
2013(4)	$10.17	0.13	0.90	1.03	(0.12)	(0.03)	(0.15)	$11.05	10.13%	0.45%(5)	2.23%(5)	6%	$7,335
2012	$9.91	0.10	0.24	0.34	(0.08)	—	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253
2011(6)	$10.00	0.02	(0.11)	(0.09)	—	—	—	$9.91	(0.90)%	0.45%(5)	0.61%(5)	12%	$21
C Class
2013(4)	$10.13	0.08	0.91	0.99	(0.04)	(0.03)	(0.07)	$11.05	9.72%	1.20%(5)	1.48%(5)	6%	$126
2012	$9.88	0.02	0.26	0.28	(0.03)	—	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
2011(6)	$10.00	(0.01)	(0.11)	(0.12)	—	—	—	$9.88	(1.20)%	1.20%(5)	(0.14)%(5)	12%	$5
R Class
2013(4)	$10.16	0.11	0.90	1.01	(0.09)	(0.03)	(0.12)	$11.05	9.96%	0.70%(5)	1.98%(5)	6%	$2,702
2012	$9.90	0.06	0.26	0.32	(0.06)	—	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108
2011(6)	$10.00	0.01	(0.11)	(0.10)	—	—	—	$9.90	(1.00)%	0.70%(5)	0.36%(5)	12%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	March 31, 2011 (fund inception) through July 31, 2011.
(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77773   1303

SEMIANNUAL REPORT                 JANUARY 31, 2013

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Characteristics	5
Shareholder Fee Examples	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	15
Notes to Financial Statements	18
Financial Highlights	27
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from July 31, 2012 to January 31, 2013 reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 18.60% for the six-month period, compared with 9.91% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury securities indices generally retreated. The 10-year U.S. Treasury yield rose from 1.47% to 1.99%.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

3

Performance

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	2.77%	5.59%	4.45%	5.04%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	5.38%	8.93%	4.80%	5.86%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	7.98%	11.85%	4.52%	6.60%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	9.90%	13.76%	4.01%	6.95%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	11.62%	15.27%	2.96%	6.76%	9/30/04
Russell 3000 Index	—	11.24%	16.90%	4.44%	6.27%	—
Barclays U.S. Aggregate Bond Index	—	-0.29%	2.59%	5.44%	5.23%	—

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance.

The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.62%
One Choice Portfolio: Conservative — Investor Class	0.76%
One Choice Portfolio: Moderate — Investor Class	0.90%
One Choice Portfolio: Aggressive — Investor Class	1.01%
One Choice Portfolio: Very Aggressive — Investor Class	1.07%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

Portfolio Commentary

Underlying Fund Allocations as a % of net assets as of January 31, 2013(1)
	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Equity
Core Equity Plus Fund	1.0%	2.0%	4.0%	4.5%	4.8%
Equity Growth Fund	4.0%	7.1%	12.1%	10.0%	13.0%
Growth Fund	3.5%	5.8%	8.9%	15.4%	18.7%
Large Company Value Fund	7.0%	10.1%	8.6%	7.6%	9.5%
Mid Cap Value Fund	5.1%	6.8%	5.6%	4.8%	6.0%
Real Estate Fund	2.0%	2.0%	2.0%	2.0%	2.0%
Small Company Fund	1.0%	1.5%	2.0%	2.3%	2.5%
VistaSM Fund	1.5%	4.1%	7.1%	13.5%	16.5%
Emerging Markets Fund	—	—	4.0%	6.5%	7.5%
International Growth Fund	—	6.0%	10.0%	12.5%	15.5%
Total Equity	25.1%	45.4%	64.3%	79.1%	96.0%
Fixed Income
Diversified Bond Fund	32.0%	29.9%	18.0%	10.0%	3.0%
High-Yield Fund	—	—	3.9%	5.9%	—
Inflation-Adjusted Bond Fund	10.0%	8.9%	5.9%	4.0%	—
Short Duration Fund	6.9%	—	—	—	—
Short Duration Inflation Protection Bond Fund	8.0%	—	—	—	—
International Bond Fund	10.0%	7.9%	3.0%	—	—
Total Fixed Income	66.9%	46.7%	30.8%	19.9%	3.0%
Prime Money Market Fund	8.0%	7.9%	4.9%	1.0%	1.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 - 1/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/12 - 1/31/13	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,027.70	$0.00	0.00%(3)	$3.22	0.63%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.21	0.63%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,053.80	$0.00	0.00%(3)	$3.93	0.76%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.87	0.76%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,079.80	$0.00	0.00%(3)	$4.72	0.90%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.58	0.90%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,099.00	$0.00	0.00%(3)	$5.24	0.99%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.04	0.99%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,116.20	$0.00	0.00%(3)	$5.76	1.08%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.50	1.08%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

7

Schedule of Investments

JANUARY 31, 2013 (UNAUDITED)

	Shares	Value
One Choice Portfolio: Very Conservative
Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 56.9%
Diversified Bond Fund Investor Class	9,427,754	$104,270,960
Inflation-Adjusted Bond Fund Investor Class	2,491,298	32,586,183
Short Duration Fund Investor Class	2,154,741	22,710,969
Short Duration Inflation Protection Bond Fund Investor Class	2,452,869	25,975,879
		185,543,991
DOMESTIC EQUITY FUNDS — 25.1%
Core Equity Plus Fund Investor Class	277,081	3,302,800
Equity Growth Fund Investor Class	508,560	13,105,600
Growth Fund Investor Class	409,202	11,445,391
Large Company Value Fund Investor Class	3,422,763	22,829,827
Mid Cap Value Fund Investor Class	1,190,338	16,414,759
Real Estate Fund Investor Class	267,242	6,520,716
Small Company Fund Investor Class	357,446	3,309,950
Vista Fund Investor Class(2)	264,867	4,966,255
		81,895,298
INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	2,273,815	32,583,763
MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	25,969,600	25,969,600
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $295,706,608)		325,992,652
OTHER ASSETS AND LIABILITIES†		36
TOTAL NET ASSETS — 100.0%		$325,992,688

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

	Shares	Value
One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.4%
Core Equity Plus Fund Investor Class	1,102,329	$13,139,758
Equity Growth Fund Investor Class	1,783,112	45,950,789
Growth Fund Investor Class	1,338,271	37,431,435
Large Company Value Fund Investor Class	9,800,663	65,370,424
Mid Cap Value Fund Investor Class	3,229,978	44,541,398
Real Estate Fund Investor Class	537,225	13,108,293
Small Company Fund Investor Class	1,091,486	10,107,158
Vista Fund Investor Class(2)	1,415,127	26,533,633
		256,182,888
DOMESTIC FIXED INCOME FUNDS — 38.8%
Diversified Bond Fund Investor Class	17,561,337	194,228,389
Inflation-Adjusted Bond Fund Investor Class	4,416,040	57,761,801
		251,990,190
MONEY MARKET FUNDS — 7.9%
Prime Money Market Fund Investor Class	51,195,313	51,195,313
INTERNATIONAL FIXED INCOME FUNDS — 7.9%
International Bond Fund Investor Class	3,572,564	51,194,849
INTERNATIONAL EQUITY FUNDS — 6.0%
International Growth Fund Investor Class	3,302,246	39,362,770
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $564,658,700)		649,926,010
OTHER ASSETS AND LIABILITIES†		41
TOTAL NET ASSETS — 100.0%		$649,926,051

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements

8

	Shares	Value
One Choice Portfolio: Moderate
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.3%
Core Equity Plus Fund Investor Class	3,271,102	$38,991,540
Equity Growth Fund Investor Class	4,572,844	117,842,190
Growth Fund Investor Class	3,120,697	87,285,884
Large Company Value Fund Investor Class	12,562,485	83,791,773
Mid Cap Value Fund Investor Class	3,953,934	54,524,748
Real Estate Fund Investor Class	798,497	19,483,335
Small Company Fund Investor Class	2,153,040	19,937,150
Vista Fund Investor Class(2)	3,682,521	69,047,266
		490,903,886
DOMESTIC FIXED INCOME FUNDS — 27.8%
Diversified Bond Fund Investor Class	15,844,919	175,244,809
High-Yield Fund Investor Class	6,111,211	38,317,295
Inflation-Adjusted Bond Fund Investor Class	4,440,730	58,084,748
		271,646,852
INTERNATIONAL EQUITY FUNDS — 14.0%
Emerging Markets Fund Investor Class(2)	4,407,203	39,135,963
International Growth Fund Investor Class	8,207,345	97,831,554
		136,967,517
MONEY MARKET FUNDS — 4.9%
Prime Money Market Fund Investor Class	48,143,213	48,143,213
INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Investor Class	2,000,912	28,673,069
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $806,129,387)		976,334,537
OTHER ASSETS AND LIABILITIES†		191
TOTAL NET ASSETS — 100.0%		$976,334,728

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

	Shares	Value
One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.1%
Core Equity Plus Fund Investor Class	2,915,630	$34,754,306
Equity Growth Fund Investor Class	2,973,169	76,618,570
Growth Fund Investor Class	4,223,737	118,137,912
Large Company Value Fund Investor Class	8,689,257	57,957,347
Mid Cap Value Fund Investor Class	2,655,618	36,620,968
Real Estate Fund Investor Class	619,634	15,119,073
Small Company Fund Investor Class	1,866,528	17,284,050
Vista Fund Investor Class(2)	5,534,496	103,771,800
		460,264,026
DOMESTIC FIXED INCOME FUNDS — 19.9%
Diversified Bond Fund Investor Class	6,908,492	76,407,916
High-Yield Fund Investor Class	7,268,139	45,571,235
Inflation-Adjusted Bond Fund Investor Class	2,320,428	30,351,195
		152,330,346
INTERNATIONAL EQUITY FUNDS — 19.0%
Emerging Markets Fund Investor Class(2)	5,616,131	49,871,245
International Growth Fund Investor Class	8,061,630	96,094,624
		145,965,869
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	7,465,833	7,465,833
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $634,957,401)		766,026,074
OTHER ASSETS AND LIABILITIES†		170
TOTAL NET ASSETS — 100.0%		$766,026,244

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements

9

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 73.0%
Core Equity Plus Fund Investor Class	838,351	$9,993,140
Equity Growth Fund Investor Class	1,056,089	27,215,415
Growth Fund Investor Class	1,403,368	39,252,208
Large Company Value Fund Investor Class	2,998,571	20,000,467
Mid Cap Value Fund Investor Class	918,718	12,669,125
Real Estate Fund Investor Class	170,225	4,153,482
Small Company Fund Investor Class	568,071	5,260,340
Vista Fund Investor Class(2)	1,855,924	34,798,568
		153,342,745
INTERNATIONAL EQUITY FUNDS — 23.0%
Emerging Markets Fund Investor Class(2)	1,772,668	15,741,289
International Growth Fund Investor Class	2,739,808	32,658,516
		48,399,805
DOMESTIC FIXED INCOME FUNDS — 3.0%
Diversified Bond Fund Investor Class	564,258	6,240,694
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	2,071,138	2,071,138
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $160,885,232)		210,054,382
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$210,054,383

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

JANUARY 31, 2013 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of $295,706,608, $564,658,700 and $806,129,387, respectively)	$325,992,652	$649,926,010	$976,334,537
Receivable for capital shares sold	503,283	1,117,017	1,465,815
Distributions receivable from affiliates	169,027	293,104	437,566
	326,664,962	651,336,131	978,237,918

Liabilities
Payable for investments purchased	410,423	1,047,606	1,107,017
Payable for capital shares redeemed	261,851	362,474	796,173
	672,274	1,410,080	1,903,190

Net Assets	$325,992,688	$649,926,051	$976,334,728

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	28,397,298	53,033,303	74,619,137

Net Asset Value Per Share	$11.48	$12.26	$13.08

Net Assets Consist of:
Capital (par value and paid-in surplus)	$301,643,549	$589,055,191	$875,247,857
Undistributed net investment income	154,767	296,983	439,252
Accumulated net realized loss	(6,091,672)	(24,693,433)	(69,557,531)
Net unrealized appreciation	30,286,044	85,267,310	170,205,150
	$325,992,688	$649,926,051	$976,334,728

See Notes to Financial Statements.

11

JANUARY 31, 2013 (UNAUDITED)
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $634,957,401 and $160,885,232, respectively)	$766,026,074	$210,054,382
Receivable for capital shares sold	997,902	481,301
Distributions receivable from affiliates	321,130	9,555
	767,345,106	210,545,238

Liabilities
Payable for investments purchased	646,411	466,472
Payable for capital shares redeemed	672,451	24,383
	1,318,862	490,855

Net Assets	$766,026,244	$210,054,383

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	55,819,662	15,052,678

Net Asset Value Per Share	$13.72	$13.95

Net Assets Consist of:
Capital (par value and paid-in surplus)	$677,662,637	$186,461,283
Undistributed net investment income	1,118,657	710,129
Accumulated net realized loss	(43,823,723)	(26,286,179)
Net unrealized appreciation	131,068,673	49,169,150
	$766,026,244	$210,054,383

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$3,803,223	$8,115,391	$11,612,260

Expenses:
Directors’ fees and expenses	5,346	10,254	15,364
Other expenses	29	—	—
	5,375	10,254	15,364

Net investment income (loss)	3,797,848	8,105,137	11,596,896

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	425,179	(604,511)	(2,426,712)
Capital gain distributions received from underlying funds	1,187,856	2,660,388	4,480,251
	1,613,035	2,055,877	2,053,539

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,277,868	21,541,569	57,134,350

Net realized and unrealized gain (loss) on affiliates	4,890,903	23,597,446	59,187,889

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,688,751	$31,702,583	$70,784,785

See Notes to Financial Statements.

13

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$8,208,619	$1,983,140

Expenses:
Directors’ fees and expenses	11,517	3,400

Net investment income (loss)	8,197,102	1,979,740

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(2,134,545)	(158,842)
Capital gain distributions received from underlying funds	4,610,906	1,376,733
	2,476,361	1,217,891

Change in net unrealized appreciation (depreciation) on investments in underlying funds	56,604,710	19,094,512

Net realized and unrealized gain (loss) on affiliates	59,081,071	20,312,403

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,278,173	$22,292,143

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$3,797,848	$5,319,720	$8,105,137	$11,325,251
Net realized gain (loss)	1,613,035	1,681,052	2,055,877	377,846
Change in net unrealized appreciation (depreciation)	3,277,868	7,877,940	21,541,569	17,803,269
Net increase (decrease) in net assets resulting from operations	8,688,751	14,878,712	31,702,583	29,506,366

Distributions to Shareholders
From net investment income	(3,868,530)	(5,306,603)	(8,186,329)	(11,391,973)
From net realized gains	(2,174,312)	(292,644)	—	—
Decrease in net assets from distributions	(6,042,842)	(5,599,247)	(8,186,329)	(11,391,973)

Capital Share Transactions
Proceeds from shares sold	85,779,178	161,452,080	99,757,470	184,238,222
Proceeds from reinvestment of distributions	5,878,749	5,458,005	8,015,789	11,170,239
Payments for shares redeemed	(63,376,472)	(87,663,900)	(54,714,255)	(106,498,484)
Net increase (decrease) in net assets from capital share transactions	28,281,455	79,246,185	53,059,004	88,909,977

Net increase (decrease) in net assets	30,927,364	88,525,650	76,575,258	107,024,370

Net Assets
Beginning of period	295,065,324	206,539,674	573,350,793	466,326,423
End of period	$325,992,688	$295,065,324	$649,926,051	$573,350,793

Undistributed net investment income	$154,767	$225,449	$296,983	$378,175

Transactions in Shares of the Funds
Sold	7,473,903	14,595,247	8,279,106	16,170,226
Issued in reinvestment of distributions	516,944	496,269	668,912	989,619
Redeemed	(5,528,516)	(7,906,303)	(4,545,863)	(9,392,591)
Net increase (decrease) in shares of the funds	2,462,331	7,185,213	4,402,155	7,767,254

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	Moderate		Aggressive
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$11,596,896	$15,863,508	$8,197,102	$8,707,122
Net realized gain (loss)	2,053,539	(39,315)	2,476,361	(731,310)
Change in net unrealized appreciation (depreciation)	57,134,350	19,611,821	56,604,710	7,218,545
Net increase (decrease) in net assets resulting from operations	70,784,785	35,436,014	67,278,173	15,194,357

Distributions to Shareholders
From net investment income	(11,724,330)	(15,985,077)	(11,004,640)	(8,508,465)

Capital Share Transactions
Proceeds from shares sold	114,809,658	200,258,292	191,587,857	126,370,581
Proceeds from reinvestment of distributions	11,492,425	15,656,891	10,916,988	8,407,270
Payments for shares redeemed	(78,751,244)	(169,127,714)	(58,952,379)	(98,494,515)
Net increase (decrease) in net assets from capital share transactions	47,550,839	46,787,469	143,552,466	36,283,336

Net increase (decrease) in net assets	106,611,294	66,238,406	199,825,999	42,969,228

Net Assets
Beginning of period	869,723,434	803,485,028	566,200,245	523,231,017
End of period	$976,334,728	$869,723,434	$766,026,244	$566,200,245

Undistributed net investment income	$439,252	$566,686	$1,118,657	$3,926,195

Transactions in Shares of the Funds
Sold	9,029,346	16,997,751	14,801,450	10,413,814
Issued in reinvestment of distributions	910,951	1,339,568	833,994	719,801
Redeemed	(6,221,340)	(14,352,413)	(4,461,068)	(8,095,066)
Net increase (decrease) in shares of the funds	3,718,957	3,984,906	11,174,376	3,038,549

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
	Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$1,979,740	$1,940,888
Net realized gain (loss)	1,217,891	(1,340,355)
Change in net unrealized appreciation (depreciation)	19,094,512	1,266,701
Net increase (decrease) in net assets resulting from operations	22,292,143	1,867,234

Distributions to Shareholders
From net investment income	(2,001,337)	(1,927,360)

Capital Share Transactions
Proceeds from shares sold	29,078,693	30,540,442
Proceeds from reinvestment of distributions	1,978,556	1,889,590
Payments for shares redeemed	(34,486,348)	(42,291,424)
Net increase (decrease) in net assets from capital share transactions	(3,429,099)	(9,861,392)

Net increase (decrease) in net assets	16,861,707	(9,921,518)

Net Assets
Beginning of period	193,192,676	203,114,194
End of period	$210,054,383	$193,192,676

Undistributed net investment income	$710,129	$731,726

Transactions in Shares of the Funds
Sold	2,179,622	2,541,681
Issued in reinvestment of distributions	150,232	163,036
Redeemed	(2,580,086)	(3,499,529)
Net increase (decrease) in shares of the funds	(250,232)	(794,812)

See Notes to Financial Statements.

17

Notes to Financial Statements

JANUARY 31, 2013 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2013 were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$102,961,896	$69,429,357	$83,588,401	$171,296,032	$23,201,507
Sales	$75,752,838	$13,862,053	$31,690,136	$25,940,198	$25,275,485

19

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2013 follows:

	July 31, 2012					January 31, 2013
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Very Conservative
Diversified Bond Fund Investor Class	8,344,240	$18,039,604	$5,906,826	$(71,132)	$2,099,351	9,427,754	$104,270,960
Inflation-Adjusted Bond Fund Investor Class	2,198,920	5,257,987	1,378,747	(31,869)	718,919	2,491,298	32,586,183
Short Duration Fund Investor Class	—	23,595,773	884,775	131	8,718	2,154,741	22,710,969
Short Duration Inflation Protection Bond Fund Investor Class	—	26,772,430	894,421	1,133	—	2,452,869	25,975,879
Core Equity Plus Fund Investor Class	272,599	393,603	348,088	4,903	82,570	277,081	3,302,800
Equity Growth Fund Investor Class	505,103	1,617,136	1,540,299	46,196	151,229	508,560	13,105,600
Growth Fund Investor Class	272,764	4,847,782	1,105,966	(27,406)	475,941	409,202	11,445,391
Large Company Value Fund Investor Class	4,008,295	3,141,621	6,432,503	409,990	232,652	3,422,763	22,829,827
Mid Cap Value Fund Investor Class	1,188,763	2,175,956	2,148,412	60,624	581,002	1,190,338	16,414,759
Real Estate Fund Investor Class	251,478	999,243	648,597	19,148	65,473	267,242	6,520,716
Small Company Fund Investor Class	359,650	520,357	541,437	35,123	31,624	357,446	3,309,950
Vista Fund Investor Class(2)	262,284	652,496	628,642	10,233	—	264,867	4,966,255
International Bond Fund Investor Class	2,108,705	5,164,801	1,461,078	(31,895)	540,279	2,273,815	32,583,763
Prime Money Market Fund Investor Class	67,594,361	9,783,107	51,407,868	—	3,321	25,969,600	25,969,600
		$102,961,896	$75,327,659	$425,179	$4,991,079		$325,992,652

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Non-income producing.

20

	July 31, 2012					January 31, 2013
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Conservative
Core Equity Plus Fund Investor Class	1,050,804	$582,753	—	—	$299,440	1,102,329	$13,139,758
Equity Growth Fund Investor Class	1,708,266	2,182,593	$379,053	$3,237	501,240	1,783,112	45,950,789
Growth Fund Investor Class	1,000,409	9,346,122	—	—	1,434,265	1,338,271	37,431,435
Large Company Value Fund Investor Class	10,629,310	4,021,181	9,753,863	(566,075)	635,665	9,800,663	65,370,424
Mid Cap Value Fund Investor Class	3,096,936	2,254,435	541,133	(2,184)	1,461,138	3,229,978	44,541,398
Real Estate Fund Investor Class	488,846	1,122,263	—	—	121,076	537,225	13,108,293
Small Company Fund Investor Class	1,031,153	504,613	—	—	88,297	1,091,486	10,107,158
Vista Fund Investor Class(2)	1,354,274	1,053,533	—	—	—	1,415,127	26,533,633
Diversified Bond Fund Investor Class	15,205,914	28,350,868	1,991,387	(2,405)	3,751,329	17,561,337	194,228,389
Inflation-Adjusted Bond Fund Investor Class	3,852,222	7,469,880	—	—	1,212,724	4,416,040	57,761,801
Prime Money Market Fund Investor Class	45,447,776	5,747,537	—	—	2,444	51,195,313	51,195,313
International Bond Fund Investor Class	3,136,466	6,350,444	—	—	830,314	3,572,564	51,194,849
International Growth Fund Investor Class	3,421,543	443,135	1,801,128	(37,084)	437,847	3,302,246	39,362,770
		$69,429,357	$14,466,564	$(604,511)	$10,775,779		$649,926,010

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Non-income producing.

21

	July 31, 2012					January 31, 2013
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Moderate
Core Equity Plus Fund Investor Class	3,167,053	$1,180,334	—	—	$890,878	3,271,102	$38,991,540
Equity Growth Fund Investor Class	4,436,382	3,929,178	$606,526	$11,761	1,282,951	4,572,844	117,842,190
Growth Fund Investor Class	2,520,984	16,618,496	48,888	(485)	3,353,008	3,120,697	87,285,884
Large Company Value Fund Investor Class	13,928,544	2,741,810	13,226,439	(2,098,344)	807,478	12,562,485	83,791,773
Mid Cap Value Fund Investor Class	3,829,910	1,808,840	204,686	(3,604)	1,775,628	3,953,934	54,524,748
Real Estate Fund Investor Class	770,254	768,050	91,549	25,838	180,976	798,497	19,483,335
Small Company Fund Investor Class	2,048,800	897,193	—	—	173,671	2,153,040	19,937,150
Vista Fund Investor Class(2)	3,546,138	2,496,256	123,579	1,516	—	3,682,521	69,047,266
Diversified Bond Fund Investor Class	13,248,092	34,582,681	5,513,224	3,865	3,352,871	15,844,919	175,244,809
High-Yield Fund Investor Class	6,929,427	2,228,214	7,484,523	(263,026)	1,508,774	6,111,211	38,317,295
Inflation-Adjusted Bond Fund Investor Class	3,946,445	7,022,915	500,086	4,064	1,199,418	4,440,730	58,084,748
Emerging Markets Fund Investor Class(2)	4,432,269	1,009,708	1,324,988	(29,453)	—	4,407,203	39,135,963
International Growth Fund Investor Class	8,552,810	1,100,079	4,980,152	(78,844)	1,100,079	8,207,345	97,831,554
Prime Money Market Fund Investor Class	43,879,863	4,275,558	12,208	—	2,286	48,143,213	48,143,213
International Bond Fund Investor Class	1,799,097	2,929,089	—	—	464,493	2,000,912	28,673,069
		$83,588,401	$34,116,848	$(2,426,712)	$16,092,511		$976,334,537

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Non-income producing.

22

	July 31, 2012					January 31, 2013
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Aggressive
Core Equity Plus Fund Investor Class	2,368,269	$6,242,879	$222,015	$11,835	$769,322	2,915,630	$34,754,306
Equity Growth Fund Investor Class	2,426,659	13,311,472	337,430	1,814	818,865	2,973,169	76,618,570
Growth Fund Investor Class	2,989,446	33,978,556	318,373	(189)	4,419,015	4,223,737	118,137,912
Large Company Value Fund Investor Class	8,152,604	10,999,590	9,432,702	(1,566,562)	546,131	8,689,257	57,957,347
Mid Cap Value Fund Investor Class	2,178,787	6,013,807	—	—	1,168,902	2,655,618	36,620,968
Real Estate Fund Investor Class	500,321	2,791,559	—	—	138,631	619,634	15,119,073
Small Company Fund Investor Class	1,520,553	3,108,133	362,343	(57,624)	150,538	1,866,528	17,284,050
Vista Fund Investor Class(2)	4,456,567	20,100,619	1,967,871	27,363	—	5,534,496	103,771,800
Diversified Bond Fund Investor Class	4,481,127	29,067,990	1,823,961	(1,477)	1,417,415	6,908,492	76,407,916
High-Yield Fund Investor Class	6,549,242	10,799,675	6,562,590	(226,210)	1,724,253	7,268,139	45,571,235
Inflation-Adjusted Bond Fund Investor Class	1,709,460	8,183,707	72,338	336	621,433	2,320,428	30,351,195
Emerging Markets Fund Investor Class(2)	4,735,309	9,256,261	2,544,503	(125,537)	—	5,616,131	49,871,245
International Growth Fund Investor Class	6,960,363	15,616,562	4,430,617	(198,294)	1,044,677	8,061,630	96,094,624
Prime Money Market Fund Investor Class	5,640,611	1,825,222	—	—	343	7,465,833	7,465,833
		$171,296,032	$28,074,743	$(2,134,545)	$12,819,525		$766,026,074

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Non-income producing.

23

	July 31, 2012					January 31, 2013
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Very Aggressive
Core Equity Plus Fund Investor Class	855,891	$788,297	$938,420	$44,388	$240,980	838,351	$9,993,140
Equity Growth Fund Investor Class	1,071,508	2,081,904	2,410,956	70,606	310,623	1,056,089	27,215,415
Growth Fund Investor Class	1,262,996	6,866,178	3,007,535	(39,955)	1,575,907	1,403,368	39,252,208
Large Company Value Fund Investor Class	3,416,010	1,656,973	4,753,697	(492,976)	201,657	2,998,571	20,000,467
Mid Cap Value Fund Investor Class	934,024	1,239,938	1,400,361	39,177	436,133	918,718	12,669,125
Real Estate Fund Investor Class	167,031	434,965	360,311	12,569	41,134	170,225	4,153,482
Small Company Fund Investor Class	589,533	286,865	548,759	(59,483)	49,338	568,071	5,260,340
Vista Fund Investor Class(2)	1,862,484	2,864,362	2,858,434	206,665	—	1,855,924	34,798,568
Emerging Markets Fund Investor Class(2)	1,877,284	1,912,498	2,762,188	46,078	—	1,772,668	15,741,289
International Growth Fund Investor Class	2,930,630	3,294,183	5,370,201	15,133	379,325	2,739,808	32,658,516
Diversified Bond Fund Investor Class	506,975	1,465,178	822,896	(1,044)	124,675	564,258	6,240,694
Prime Money Market Fund Investor Class	1,961,541	310,166	200,569	—	101	2,071,138	2,071,138
		$23,201,507	$25,434,327	$(158,842)	$3,359,873		$210,054,382

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Non-income producing.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2013, Moderate and Aggressive owned 36% and 32%, respectively, of the total outstanding shares of Core Equity Plus Fund. As of January 31, 2013, the funds, in aggregate, owned 92% of the total outstanding shares of Core Equity Plus Fund.

24

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

	Very Conservative	Conservative	Moderate
Federal tax cost of investments	$303,242,233	$586,027,227	$855,617,837
Gross tax appreciation of investments	$22,750,448	$63,898,783	$120,716,700
Gross tax depreciation of investments	(29)	—	—
Net tax appreciation (depreciation) of investments	$22,750,419	$63,898,783	$120,716,700

	Aggressive	Very Aggressive
Federal tax cost of investments	$669,636,187	$178,157,108
Gross tax appreciation of investments	$96,389,887	$31,897,274
Gross tax depreciation of investments	—	—
Net tax appreciation (depreciation) of investments	$96,389,887	$31,897,274

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

25

As of July 31, 2012, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
Very Conservative	—	—	—	—	—
Conservative	$(685,394)	$(3,067,145)	$(394,378)	—	$(906,203)
Moderate	$(3,239,053)	$(11,515,723)	$(2,750,775)	$(151,435)	$(4,466,832)
Aggressive	$(2,141,306)	$(5,491,772)	$(2,783,051)	$(131,941)	$(2,866,628)
Very Aggressive	$(2,321,712)	$(2,861,624)	$(2,233,776)	$(141,887)	$(2,431,323)

As of July 31, 2012, the funds had post-October capital loss deferrals which represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes. Capital loss deferral amounts were as follows:

Very Conservative	—
Conservative	$(412,225)
Moderate	—
Aggressive	$(112,527)
Very Aggressive	$(335,373)

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative — Investor Class
2013(4)	$11.38	0.14	0.18	0.32	(0.14)	(0.08)	(0.22)	$11.48	2.77%	0.00%(5)(6)	2.38%(5)	24%	$325,993
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(6)	2.14%	13%	$295,065
2011	$10.41	0.23	0.61	0.84	(0.23)	—	(0.23)	$11.02	8.16%	0.00%(6)	2.15%	17%	$206,540
2010	$9.88	0.23	0.53	0.76	(0.23)	—	(0.23)	$10.41	7.73%	0.01%	2.25%	15%	$158,523
2009	$10.36	0.30	(0.40)	(0.10)	(0.32)	(0.06)	(0.38)	$9.88	(0.87)%	0.00%(6)	3.13%	42%	$114,699
2008	$10.55	0.43	(0.12)	0.31	(0.46)	(0.04)	(0.50)	$10.36	2.91%	0.00%(6)	4.06%	17%	$84,601
One Choice Portfolio: Conservative — Investor Class
2013(4)	$11.79	0.16	0.47	0.63	(0.16)	—	(0.16)	$12.26	5.38%	0.00%(5)(6)	2.63%(5)	2%	$649,926
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(6)	2.24%	12%	$573,351
2011	$10.42	0.24	0.99	1.23	(0.24)	—	(0.24)	$11.41	11.90%	0.00%(6)	2.16%	10%	$466,326
2010	$9.69	0.23	0.73	0.96	(0.23)	—	(0.23)	$10.42	9.99%	0.00%(6)	2.29%	7%	$326,548
2009	$10.89	0.29	(0.98)	(0.69)	(0.31)	(0.20)	(0.51)	$9.69	(6.05)%	0.00%(6)	3.13%	40%	$252,404
2008	$11.38	0.44	(0.40)	0.04	(0.45)	(0.08)	(0.53)	$10.89	0.18%	0.00%(6)	3.85%	18%	$283,076

27

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate — Investor Class
2013(4)	$12.27	0.16	0.81	0.97	(0.16)	—	(0.16)	$13.08	7.98%	0.00%(5)(6)	2.51%(5)	3%	$976,335
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(6)	1.95%	16%	$869,723
2011	$10.60	0.21	1.41	1.62	(0.21)	—	(0.21)	$12.01	15.35%	0.00%(6)	1.80%	11%	$803,485
2010	$9.65	0.20	0.94	1.14	(0.19)	—	(0.19)	$10.60	11.90%	0.01%	1.89%	9%	$634,333
2009	$11.73	0.24	(1.70)	(1.46)	(0.26)	(0.36)	(0.62)	$9.65	(11.94)%	0.00%(6)	2.63%	32%	$542,182
2008	$12.58	0.43	(0.70)	(0.27)	(0.44)	(0.14)	(0.58)	$11.73	(2.37)%	0.00%(6)	3.44%	18%	$651,833
One Choice Portfolio: Aggressive — Investor Class
2013(4)	$12.68	0.15	1.10	1.25	(0.21)	—	(0.21)	$13.72	9.90%	0.00%(5)(6)	2.32%(5)	4%	$766,026
2012	$12.58	0.20	0.10	0.30	(0.20)	—	(0.20)	$12.68	2.50%	0.00%(6)	1.65%	14%	$566,200
2011	$10.75	0.18	1.82	2.00	(0.17)	—	(0.17)	$12.58	18.67%	0.00%(6)	1.48%	11%	$523,231
2010	$9.62	0.17	1.11	1.28	(0.15)	—	(0.15)	$10.75	13.33%	0.01%	1.58%	8%	$421,049
2009	$12.62	0.20	(2.49)	(2.29)	(0.24)	(0.47)	(0.71)	$9.62	(17.28)%	0.00%(6)	2.12%	27%	$351,089
2008	$13.69	0.41	(0.90)	(0.49)	(0.40)	(0.18)	(0.58)	$12.62	(3.97)%	0.00%(6)	3.07%	17%	$426,087
One Choice Portfolio: Very Aggressive — Investor Class
2013(4)	$12.62	0.13	1.33	1.46	(0.13)	—	(0.13)	$13.95	11.62%	0.00%(5)(6)	1.95%(5)	11%	$210,054
2012	$12.62	0.12	—(7)	0.12	(0.12)	—	(0.12)	$12.62	1.05%	0.00%(6)	1.02%	13%	$193,193
2011	$10.52	0.11	2.09	2.20	(0.10)	—	(0.10)	$12.62	20.97%	0.00%(6)	0.87%	18%	$203,114
2010	$9.36	0.10	1.15	1.25	(0.09)	—	(0.09)	$10.52	13.39%	0.01%	0.93%	9%	$163,785
2009	$13.11	0.13	(3.17)	(3.04)	(0.14)	(0.57)	(0.71)	$9.36	(22.35)%	0.00%(6)	1.48%	23%	$146,096
2008	$14.58	0.36	(1.27)	(0.91)	(0.37)	(0.19)	(0.56)	$13.11	(6.63)%	0.00%(6)	2.53%	15%	$181,459

28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Six months ended January 31, 2013 (unaudited).
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

30

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
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American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77774   1303

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 1, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 1, 2013